                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093

                                  E*TRADE Funds
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                          Menlo Park, California 94025
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Liat Rorer
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
         -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-650-331-6000

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

Annual Report


E*TRADE Funds
--------------------------------------------------------------------------------
E*TRADE Money Market Fund
E*TRADE Government Money Market Fund
E*TRADE Municipal Money Market Fund
E*TRADE California Municipal Money Market Fund
E*TRADE New York Municipal Money Market Fund


September 30, 2003

Table of Contents for Annual Report

  AR-1   Letter to Shareholders
  AR-3   Schedule of Investments
            E*TRADE Money Market Fund
            E*TRADE Government Money Market Fund
            E*TRADE Municipal Money Market Fund
            E*TRADE California Municipal Money Market Fund
            E*TRADE New York Municipal Money Market Fund
 AR-34   Statement of Assets and Liabilities
 AR-36   Statement of Operations
 AR-38   Statement of Changes in Net Assets
 AR-40   Financial Highlights
 AR-42   Notes to Financial Statements
 AR-49   Trustees and Officers
 AR-53   Opinion
         Inside back cover and back cover


If you would like to receive this report or other important documents electronically, log on to www.etrade.com and go to Accounts, Account Services, and then Change My Info. In the "Electronic documents" field click on Edit delivery preferences and then choose the documents you want to receive via electronic delivery.


     | Annual Report

Letter to E*TRADE Funds Shareholders

Dear Shareholder:

I'm writing to thank you for your continued investment in the E*TRADE Money Market Funds, and to present the annual report for the period ended September 30, 2003. This report contains information for both the Sweep Class of the E*TRADE Money Market Funds as well as the E*TRADE Municipal Money Market Fund, Premier Class.

The Sweep Class of funds is designed to provide a high-quality, conservative investment alternative for the uninvested cash in your E*TRADE Securities brokerage account. The Municipal Money Market Fund Premier Class is designed for investors with larger cash balances that seek a high level of federally tax-exempt income. All of the E*TRADE Money Market Funds seek to maintain a stable net asset value of $1.00 per share and provide:

..    Liquidity - You earn dividends daily, with convenient access to your cash
..    Diversification - The funds are invested in a wide variety of high-quality, short-term investments
..    Expert, Personal Service - With our experienced and friendly Financial
     Services Associates available to give you assistance seven days a week

As an E*TRADE Money Market Funds shareholder, you also have access to a universe of powerful products and services available at the E*TRADE FINANCIAL website.

In order to reduce Fund expenses, we have bound the Annual Report to Shareholders for the period ended September 30, 2003 with the Funds' updated Prospectus dated November 21, 2003 and are sending those documents to shareholders in a combined self-mailer. Please note that although the Annual Report and the Prospectus are bound together in the self-mailer, each is a separate document and should not be viewed as part of the other document.

I hope you will continue to find E*TRADE Funds an important part of your portfolio and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ Liat Rorer
------------------------
Liat Rorer
President, E*TRADE Funds

                                                            Annual Report | AR-1

P.S. As always, we are here to answer questions and provide assistance when you need it. Please don't hesitate to give us a call at 1-800-786-2575 (7 a.m. until midnight ET, seven days a week), or visit us online at www.etrade.com.

PLEASE READ THE IMPORTANT DISCLOSURES BELOW

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds main page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

The performance data quoted in the annual report represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the performance of each of the Funds, please refer to the Financial Highlights table for each fund, which is included in the Annual Report.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending.

Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C)2003 E*TRADE FINANCIAL Corp. All rights reserved.

AR-2 | Annual Report

Schedule of Investments
E*TRADE Money Market Fund
September 30, 2003
--------------------------------------------------------------------------------

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
VARIABLE RATE DEMAND NOTES  (13.2%)/(1)/
---------------------------------------------
   Barrington  Development  Funding  2002-A
      1.14%, 10/02/03                                    $ 20,705,000   $    20,705,000
   Better Brands of South Georgia, Series 03
      1.15%, 10/03/03                                      11,600,000        11,600,000
   C-Mek Realty
      1.25%, 10/02/03                                       8,200,000         8,200,000
   Cambridge - Southlake Partners L. P.
      1.15%, 10/03/03                                       8,875,000         8,875,000
   Classic City Beverages
      1.15%, 10/02/03                                       9,600,000         9,600,000
   Cleveland, Ohio, Airport System Revenue,
    Series E
      1.10%, 10/01/03                                      15,680,000        15,680,000
   Colorado Housing & Financial Authority,
    Multi Family, Series C1
      1.07%, 10/01/03                                      10,920,000        10,920,000
   Colorado Housing & Financial Authority,
    Single Family
      Series A1
         1.07%, 10/01/03                                   17,000,000        17,000,000
      Series B1
         1.07%, 10/01/03                                   10,000,000        10,000,000
      Series C2
         1.07%, 10/01/03                                   30,000,000        30,000,000
   Express Oil Change LLC
      1.17%, 10/03/03                                       5,500,000         5,500,000
   Florida Housing Financial Agency, Series A
      1.05%, 10/02/03                                      11,800,000        11,800,000
   Florida Housing Financial Corp. Revenue,
    Series A
      1.05%, 10/02/03                                      45,550,000        45,550,000
   Florida Housing Financial Corp. Revenue,
    Homeowner Mortgage, Series 3
      1.20%, 06/19/04                                       5,000,000         5,000,000
   Florida Housing Financial Corp. Revenue,
    Taxable Housing, Series A
      1.05%, 10/02/03                                       9,870,000         9,870,000
   Garlands of Barrington Lenders,
    Series 2002D
      1.14%, 10/02/03                                      13,750,000        13,750,000
   Georgia Municipal Gas Authority Revenue,
    Gas Portfolio III Project, Series A
      1.15%, 10/02/03                                      16,000,000        16,000,000

<F1>
(1) Variable rate securities. The rates shown are current rates on September 30, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                            Annual Report | AR-3

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   Georgia State, Brooks County Development
    Authority Individual Development Revenue,
    Taxable Langboard,  Inc. Project
      1.12%, 10/02/03                                    $ 10,000,000   $    10,000,000
   Georgia State, Downtown Marietta
    Development Authority Revenue, Marietta
    Conference Center, Series A
      1.23%, 10/01/03                                       6,500,000         6,500,000
   Illinois Health Facilites Authority
    Revenue, Loyola University Health,
    Series C
      1.10%, 10/01/03                                      25,695,000        25,695,000
   J & E Land Company
      1.19%, 10/03/03                                       5,200,000         5,200,000
   Maniilaq Association Alaska Revenue,
    Employee Housing Project
      1.10%, 10/02/03                                       6,000,000         6,000,000
   Miami State, Dade County Florida Aviation
    Revenue, Series H1J
      1.16%, 10/01/03                                      50,000,000        50,000,000
   Mississippi Business Financial Corp.,
    Shuqualak Lumber
      1.15%, 10/03/03                                       4,000,000         4,000,000
   Mobile Alabama Spring Hill Medical Clinic
    Broad Revenue Springhill, Series A
      1.15%, 10/03/03                                      12,800,000        12,800,000
   New Jersey Economic Development Authority
    State Pension Funding Revenue
       1.07%, 10/01/03                                     27,000,000        27,000,000
   North Georgia Distributing Co.,
    Series 2003
      1.15%, 10/03/03                                      11,400,000        11,400,000
   Philadelphia Authorities Industrial
    Development Special Facilities Revenue
    Marketplace, Series B
      1.10%, 10/02/03                                       6,915,000         6,915,000
   San Jose California Financing
    Authorization Lease Revenue,
    Hayes Mansion Phase, Series B
      1.06%, 10/02/03                                       8,000,000         8,000,000
   Texas State
      1.07%, 10/01/03                                      11,000,000        11,000,000
      1.11%, 10/01/03                                       1,500,000         1,500,000
                                                                        ---------------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost: $436,060,000)                                                       436,060,000
                                                                        ---------------
MUNICIPAL BONDS (3.8%)
---------------------------------------------
   Mississippi State, Series B
      1.64%, 12/01/03                                      64,605,000        64,605,457

 The accompanying notes are an integral part of these financial statements.

AR-4 | Annual Report

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   Texas State, Public Financial Authority
    Revenue, Unemployment Compensation
    Assessment, Series 2003-B
      1.20%, 06/15/04                                    $ 63,000,000   $    62,991,995
                                                                        ---------------
TOTAL MUNICIPAL BONDS
 (Cost: $127,597,452)                                                       127,597,452
                                                                        ---------------
CERTIFICATES OF DEPOSIT (18.4%)
---------------------------------------------
   ABN AMRO Bank NV Chicago
      1.05%, 01/13/04                                      50,000,000        50,000,000
   Deutsche Bank AG (NY)
      1.05%, 01/16/04                                      50,000,000        50,000,000
      1.31%, 03/30/04                                      29,000,000        29,000,000
   Natexis Banques Populaires
      1.04%, 10/23/03                                      40,000,000        40,000,000
   National City Bank (IN)
      1.03%, 10/15/03                                      50,000,000        50,000,000
   Royal Bank of Canada
      1.05%, 01/27/04                                      40,000,000        39,999,347
   Societe Generale (NY)
      1.06%, 01/20/04                                      50,000,000        50,000,000
   State Street Bank
      1.17%, 07/09/04                                      75,000,000        75,000,000
   Toronto Dominion Bank
      1.19%, 11/13/03                                      48,000,000        48,000,568
   UBS AG Stamford
      1.27%, 04/14/04                                      30,000,000        30,009,565
   US Bank NA
      1.05%, 01/28/04                                      47,000,000        47,000,000
      1.46%, 01/09/04                                      50,000,000        50,049,165
   Westdeutsche Landesbank
      1.04%, 01/27/04                                      50,000,000        50,000,000
                                                                        ---------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost: $609,058,645)                                                       609,058,645
                                                                        ---------------
COMMERCIAL PAPER (32.6%)
---------------------------------------------
   Alaska Housing Finance
      1.08%, 12/09/03                                      50,700,000        50,595,051
      1.09%, 10/01/03                                      45,000,000        45,000,000
   Amstel Funding Corp.
      0.92%, 12/15/03                                      30,000,000        29,942,500
      1.22%, 11/05/03                                      25,000,000        24,970,347
   Atlantis One Funding
      1.20%, 10/29/03                                      40,000,000        39,962,667
   Cancara Asset Securitization LLC
      1.06%, 10/16/03                                      34,050,000        34,034,961
   Chevron UK Investment PLC
      1.03%, 10/08/03                                      25,000,000        24,994,993
   Clipper Receivables Corp.
      1.27%, 11/24/03                                      25,000,000        24,952,375
   Credit Lyonnais North America
      1.19%, 10/14/03                                      50,000,000        49,978,514

 The accompanying notes are an integral part of these financial statements.

                                                            Annual Report | AR-5

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   Depfa Bank PLC
      1.18%, 10/21/03                                    $ 40,000,000   $    39,973,778
   Fairway Finance Corp.
      1.20%, 11/17/03                                      20,000,000        19,968,667
   Goldman Sachs Group, Inc.
      1.30%, 11/05/03                                      40,000,000        39,949,444
      1.30%, 11/12/03                                      40,000,000        39,939,333
   Grampian Funding LLC
      0.94%, 10/28/03                                      50,000,000        49,964,750
   KBC Financial
      1.03%, 10/15/03                                      20,000,000        19,991,989
   NATC California LLC
      1.04%, 10/20/03                                      38,000,000        37,979,142
      1.05%, 10/22/03                                      50,000,000        49,969,375
      1.05%, 10/27/03                                      28,000,000        27,978,767
   Natexis Banques Populaires
      1.04%, 10/10/03                                      40,000,000        39,989,600
   Newcastle Certificates
      1.05%, 10/22/03                                      52,000,000        51,968,150
   Nordea North America
      1.18%, 11/07/03                                      50,000,000        49,939,361
   Scaldis Capital LLC
      0.95%, 12/04/03                                      17,197,000        17,167,956
   Spintab AB
      0.94%, 10/27/03                                      50,000,000        49,966,236
   Sunbelt Funding
      1.09%, 10/06/03                                      47,053,000        47,045,877
   Superior Funding
      1.28%, 10/24/03                                      33,300,000        33,272,768
   Tannehill Capital Co., LLC
      1.04%, 10/10/03                                      50,000,000        49,987,000
   Texas State, Public Financial Authority
    Revenue, Unemployment Compensation
    Assessment
      Series 2003 C-1
         1.15%, 02/04/04                                   60,000,000        60,000,000
      Series 2003 D-2
         1.15%, 03/10/04                                   15,000,000        15,000,000
   UBS Finance
      1.10%, 10/01/03                                      17,000,000        17,000,000
                                                                        ---------------
TOTAL COMMERCIAL PAPER
 (Cost: $1,081,483,601)                                                   1,081,483,601
                                                                        ---------------
CORPORATE BONDS & NOTES (2.3%)
---------------------------------------------
COSMETICS & TOILETRIES                            (0.3%)
   Colgate-Palmolive Co.
      5.27%, 12/01/03                                       9,500,000         9,564,131
                                                                        ---------------
DIVERSIFIED BANKING                               (1.5%)
   Bank of America Corp.
      6.625%, 06/15/04                                     15,000,000        15,559,891
   National Westminster Bancorp
      9.38%, 11/15/03                                      10,310,000        10,411,662

 The accompanying notes are an integral part of these financial statements.

AR-6 | Annual Report

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   Wells Fargo & Co.
      5.45%, 05/03/04                                    $ 24,141,000   $    24,717,472
                                                                        ---------------
                                                                             50,689,025
                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICE                    (0.4%)
   Morgan Stanley
      5.625%, 01/20/04                                     12,000,000        12,157,954
                                                                        ---------------
REAL ESTATE                                      (0.1%)
   Security Capital Group, Inc.
      7.75%, 11/15/03                                       2,500,000         2,518,337
                                                                        ---------------
TOTAL CORPORATE BONDS & NOTES
 (Cost: $74,929,447)                                                         74,929,447
                                                                        ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.5%)
---------------------------------------------
   Federal Farm Credit Bank
      1.015%, 05/05/04                                     35,000,000        34,998,952
   Federal Home Loan Bank
      1.25%, 04/15/04                                       3,000,000         3,002,606
   Federal Home Loan Mortgage Corporation
      1.04%, 11/21/03                                      50,000,000        49,926,333
      3.25%, 01/15/04                                      33,200,000        33,405,520
      5.00%, 01/15/04                                      58,000,000        58,638,619
      6.95%, 04/01/04                                       8,000,000         8,223,336
   Federal National Mortgage Association
      1.18%, 07/27/04                                      25,000,000        25,000,000
      1.20%, 08/23/04                                      50,000,000        50,000,000
      1.38%, 05/07/04                                      50,000,000        50,000,000
                                                                        ---------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost: $313,195,366)                                                       313,195,366
                                                                        ---------------
VARIABLE & FLOATING RATE NOTES (20.0%)/(1)/
---------------------------------------------
DIVERSIFIED BANKING                              (14.0%)
   Bank of America Corp.
      1.40%, 03/12/04                                      40,000,000        40,061,026
   Bayerische Landesbank
      1.11 %, 03/18/04                                     40,000,000        40,002,533
   Canadian Imperial Bank
      1.075%, 05/28/04                                     48,000,000        47,995,266
   Citigroup Global Markets
      1.39%, 07/30/04                                      15,000,000        15,040,030
   Deutsche Bank Financial
      1.13%, 06/28/04                                      50,000,000        50,026,169
      1.20%, 12/12/03                                      15,000,000        15,004,448
   J. P. Morgan Chase
      1.08%, 07/07/04                                      30,000,000        30,000,000
      1.24%, 12/29/03                                      40,000,000        40,012,859

<F1>
(1) Variable rate securities. The rates shown are current rates on September 30, 2003. Dates shown represent the next interest reset date.

 The accompanying notes are an integral part of these financial statements.

                                                            Annual Report | AR-7

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   Natexis Banque NY
      1.04%, 11/12/03                                    $ 38,500,000   $    38,500,000
      1.10%, 11/10/03                                       7,000,000         6,999,980
   Rabobank Nederland (NV) NY
      1.025%, 06/07/04                                     50,000,000        49,993,076
   Wells Fargo & Co.
      1.04%, 05/10/04                                      50,000,000        50,000,000
      1.06%, 02/06/04                                      40,000,000        40,000,000
                                                                        ---------------
                                                                            463,635,387
                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES                    (4.1%)
   Associates Corp. NA
      1.24%, 06/15/04                                      19,500,000        19,500,000
      1.24%, 06/25/04                                      16,000,000        16,000,000
   General Electric Capital Corp.
      1.12%, 01/28/04                                      48,000,000        48,007,837
   Goldman Sachs Group, Inc.
      1.39%, 02/05/04                                      19,500,000        19,500,000
   Morgan Stanley
      1.12%, 10/15/03                                      35,000,000        35,000,000
                                                                        ---------------
                                                                            138,007,837
                                                                        ---------------
OIL COMPANIES-INTEGRATED                          (1.4%)
   BP Capital Markets PLC
      1.30%, 03/08/04                                      47,000,000        47,000,000
                                                                        ---------------
U.S. GOVERNMENT GUARANTEED SHIP                   (0.5%)
 FINANCING OBLIGATIONS
   Variable Rate Ship Financing Notes,
    Series 2002                                                         ---------------
      1.07%, 10/15/03                                      15,648,000        15,648,000
                                                                        ---------------
TOTAL VARIABLE & FLOATING RATE NOTES
 (Cost: $664,291,224)                                                       664,291,224
                                                                        ---------------
SHORT-TERM INVESTMENTS (0.2%)
---------------------------------------------
   Bank of New York Cash Reserve
    (Cost: $5,756,857)                                                        5,756,857
                                                                        ---------------
   TOTAL INVESTMENTS
    (Cost: $3,312,372,592)                       (99.9%)                  3,312,372,592
   OTHER ASSETS, LESS LIABILITIES                 (0.1%)                      2,525,904
                                                                        ---------------
   NET ASSETS                                   (100.0%)                $ 3,314,898,496
                                                                        ===============

 The accompanying notes are an integral part of these financial statements.

AR-8 | Annual Report

Schedule of Investments
E*TRADE Government Money Market Fund
September 30, 2003
--------------------------------------------------------------------------------

                                                             FACE
                                                           AMOUNT            VALUE
                                                         ------------   ---------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (99.4%)
---------------------------------------------
FIXED RATE NOTES (45.1%)
---------------------------------------------
   Federal Farm Credit Bank
      6.6%, 02/06/04 MTN                                 $  2,000,000       $ 2,039,210
   Federal Home Loan Bank
      1.25%, 03/03/04                                       2,000,000         1,999,601
      1.25%, 04/15/04                                       2,000,000         2,001,737
      1.625%, 10/09/03                                      2,000,000         2,000,262
      2.75%, 12/04/03                                       6,905,000         6,921,066
      3.125%, 11/14/03                                      7,650,000         7,668,688
      3.18%, 12/03/03                                       1,500,000         1,505,381
      3.25%, 02/13/04                                       1,800,000         1,814,030
      3.48%, 02/25/04                                       1,000,000         1,009,160
      4.875%, 04/16/04                                      5,000,000         5,098,833
      5.08%, 10/20/03                                       1,000,000         1,002,066
      5.08%, 10/22/03                                       2,250,000         2,255,088
      5.10%, 02/05/04                                       1,135,000         1,150,507
      5.19%, 10/20/03                                       5,000,000         5,009,799
      5.25%, 02/13/04                                       9,070,000         9,209,513
      5.27%, 10/27/03                                       1,000,000         1,002,954
      5.375%, 01/05/04                                      6,830,000         6,898,456
      5.44%, 10/15/03                                       1,235,000         1,237,025
      6.375%, 11/14/03                                     18,015,000        18,129,251
   Federal Home Loan Mortgage Corporation
      3.25%, 12/15/03                                      17,775,000        17,853,012
      3.25%, 01/15/04                                       4,000,000         4,024,385
      3.75%, 04/15/04                                      12,000,000        12,165,934
      5.00%, 01/15/04                                       6,750,000         6,823,896
      5.25%, 02/15/04                                       5,170,000         5,247,592
      5.99%, 12/01/03                                       1,000,000         1,008,110
      6.375%, 11/15/03                                      2,500,000         2,515,988
   Federal National Mortgage Association
      1.18%, 07/27/04                                       4,000,000         4,000,000
      1.25%, 08/27/04                                       2,500,000         2,500,000
      1.38%, 05/07/04                                       2,500,000         2,500,000
      3.125%, 11/15/03                                      9,348,000         9,370,612
      4.75%, 11/14/03                                      14,577,000        14,640,720
      5.125%, 02/13/04                                      3,367,000         3,415,010
      5.26%, 10/02/03 MTN                                   1,000,000         1,000,112
      5.35%, 10/20/03 MTN                                   2,000,000         2,004,308
      5.41%, 12/15/03 MTN                                   4,000,000         4,035,573
                                                                        ---------------
TOTAL FIXED RATE NOTES
 (Cost: $171,057,879)                                                       171,057,879
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

                                                            Annual Report | AR-9


                                                            FACE
                                                           AMOUNT             VALUE
                                                         ------------   ---------------
FLOATING RATE NOTES (36.2%)/(1)/
---------------------------------------------
   Export-Import Bank of the U.S.
      U.S. Government Guaranteed Floating
       Rate Notes Series 01-1
         1.14%, 12/15/03                                 $  3,268,264   $     3,268,264
       Series 01-2
         1.14%, 12/15/03                                    3,735,159         3,735,160
       Series 01-3
         1.14%, 12/16/03                                    3,268,264         3,268,264
       Series 2000-1
         1.098%, 12/21/03                                   3,246,679         3,246,679
       Series 2000-2
         1.019%, 12/21/03                                   2,798,312         2,798,312
   Federal Farm Credit Bank
         0.99%, 12/02/04                                   20,000,000        19,997,661
         1.00%, 11/12/03                                   12,500,000        12,499,856
         1.015%, 05/05/04                                  15,000,000        14,999,551
         1.14%, 04/14/04                                   10,000,000         9,998,260
   Federal Home Loan Bank
         1.00%, 01/06/04                                   10,000,000         9,999,656
         1.03%, 12/02/04                                   10,000,000        10,002,436
   Federal National Mortgage Association
         0.975%, 05/27/04                                  27,840,000        27,833,631
         0.993%, 03/11/04                                   5,000,000         4,999,181
   Overseas Private Investment Corp (OPIC)
      U.S. Government Guaranteed
      Certificates of Participation,
      Series 1997
         1.10%, 10/02/03                                      300,000           299,966
   Student Loan Marketing Association
         1.17%, 02/12/04                                    3,500,000         3,499,617
   U.S. Government Guaranteed Ship Financing
    Obligations
      Variable Rate Ship Financing Notes,
      Series 2002
         1.07%, 10/15/03                                    7,000,000         7,000,000
                                                                        ---------------
TOTAL FLOATING RATE NOTES
  (Cost: $137,446,494)                                                      137,446,494
                                                                        ---------------

<F1>
(1) Floating rate securities. The rates shown are current rates on September 30, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

AR-10 | Annual Report

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
DISCOUNT NOTES (18.1%)
---------------------------------------------
   Federal Home Loan Bank
      0.95%, 10/01/03                                    $  8,200,000   $     8,200,000
      1.06%, 10/08/03                                       2,900,000         2,899,402
   Federal Home Loan Mortgage Corporation
      1.03%, 10/23/03                                       2,500,000         2,498,426
      1.05%, 10/02/03                                       1,030,000         1,029,970
      1.05%, 10/07/03                                       1,722,000         1,721,699
      1.05%, 11/04/03                                       2,233,000         2,230,786
      1.05%-1.07%, 10/30/03                                 6,058,000         6,052,879
      1.06%, 12/04/03                                       2,448,000         2,443,409
      1.06%-1.08%, 11/13/03                                 8,500,000         8,489,202
      1.07%, 10/16/03                                       1,198,000         1,197,466
      1.08%, 10/15/03                                       1,053,000         1,052,558
      1.08%, 11/06/03                                       2,000,000         1,997,840
      1.11%, 05/20/04                                       3,000,000         2,978,733
   Federal National Mortgage Association
      1.04%, 10/22/03                                       2,000,000         1,998,793
      1.05%, 10/08/03                                       2,587,000         2,586,472
      1.05%, 11/19/03                                       4,239,000         4,232,942
      1.05%-1.07%, 10/15/03                                 3,150,000         3,148,702
      1.06%, 11/12/03                                       1,200,000         1,198,516
      1.06%-1.07%, 10/29/03                                 3,450,000         3,447,143
      1.07%, 10/31/03                                       1,145,000         1,143,979
      1.07%, 12/04/03                                       1,700,000         1,696,766
      1.07%, 12/09/03                                       1,100,000         1,097,744
      1.08%, 10/02/03                                       1,185,000         1,184,964
      1.08%, 11/18/03                                       1,030,000         1,028,517
      1.08%, 12/10/03                                       1,500,000         1,496,865
      1.24%, 11/14/03                                       1,650,000         1,647,519
                                                                        ---------------
TOTAL DISCOUNT NOTES
 (Cost: $68,701,292)                                                         68,701,292
                                                                        ---------------

SHORT-TERM INVESTMENTS (0.1%)
---------------------------------------------
   Bank of New York Cash Reserve
    (Cost: $327,984)                                          327,984           327,984

   TOTAL INVESTMENTS
    (Cost: $377,533,649)                         (99.5%)                    377,533,649
   OTHER ASSETS, LESS LIABILITIES                 (0.5%)                      2,004,536
                                                                        ---------------
   NET ASSETS                                     (100%)                $   379,538,185
                                                                        ===============

Glossary

MTN: Medium Term Note

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-11

Schedule of Investments
E*TRADE Municipal Money Market Fund
September 30, 2003
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
VARIABLE RATE DEMAND NOTES (74.5%)/(1)/
---------------------------------------------
   ALABAMA                                        (2.1%)
   Jefferson County, Alabama, Sewer Revenue,
    Series A
      1.08%, 10/02/03                                    $  3,000,000   $     3,000,000
   Jefferson County, Alabama, Sewer Revenue,
    Series C
      1.15%, 10/02/03                                       4,300,000         4,300,000
   Montgomery, Alabama, Industrial
    Development Board Revenue, Piknik
    Products Project, AMT
      1.18%, 10/01/03                                       5,155,000         5,155,000
                                                                        ---------------
                                                                             12,455,000
                                                                        ---------------
   ARIZONA                                        (0.8%)
   Apache County, Arizona, Industrial
    Development Authority, Industrial
    Development Revenue, Tuscon Electric
    Power, 83A
      1.10%, 10/01/03                                       5,000,000         5,000,000
                                                                        ---------------
   CALIFORNIA                                     (2.8%)
   California, Housing Finance Agency
    Revenue, Series D, AMT, FSA
      1.10%, 10/01/03                                       3,200,000         3,200,000
   California, State Department Water
    Reservoirs Power Supply Revenue, Series B
      1.20%, 10/03/03                                       7,500,000         7,500,000
   Contra Costa County, California,
    Multifamily Housing Revenue, Park
    Regency, Series A, AMT
      1.04%, 10/01/03                                       6,000,000         6,000,000
                                                                        ---------------
                                                                             16,700,000
                                                                        ---------------
   COLORADO                                       (1.7%)
   Colorado Regional Transportation District,
    Certificates of Participation, Transit
    Vehicles Project, Series A
      1.10%, 10/02/03                                      10,000,000        10,000,000
                                                                        ---------------
   DISTRICT OF COLUMBIA                           (1.6%)
   District of Columbia, Multimodal, Series A
      1.07%, 10/01/03                                       7,905,000         7,905,000
   District of Columbia, Revenue, The
    Washington Home, Inc.
      1.10%, 10/02/03                                       1,900,000         1,900,000
                                                                        ---------------
                                                                              9,805,000
                                                                        ---------------

<F1>
(1) Variable rate securities. The rates shown are current rates on September 30, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

AR-12 | Annual Report

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
   FLORIDA                                        (9.5%)
   Dade County, Florida, Industrial
    Development Revenue, Dolphins Stadium
    Project, Series D
      1.10%, 10/01/03                                    $    700,000   $       700,000
   Dade County, Florida, Industrial
    Development Revenue, Spectrum Programs,
    Inc. Project
      1.15%, 10/02/03                                         400,000           400,000
   Florida, Housing Financing Agency,
    Multifamily, Hampton Lakes
      1.15%, 10/01/03                                       1,300,000         1,300,000
   Greater Orlando Aviation Authority,
    Orlando Florida, Apartment Facilites
    Revenue, Series E
      1.10%, 10/01/03                                      15,000,000        15,000,000
   Gulf Breeze, Florida, Revenue, Florida
    Municipal Bond Fund, Series A
      1.10%, 10/01/03                                       1,000,000         1,000,000
   Indian River County, Florida, Hospital
    District, Hospital Revenue
      1.17%, 10/01/03                                       4,400,000         4,400,000
   Jacksonville, Florida, Industrial
    Development Revenue, Apartment Hotel
    Project
      1.05%, 10/01/03                                       1,700,000         1,700,000
   Miami-Dade County, Florida, Individual
    Development Authority Revenue, Dave &
    Mary Alper Community Project
      1.05%, 10/01/03                                       1,700,000         1,700,000
   Orange County, Florida, Health Facilities
    Authority Revenue, Adventis Health
    Systems/Sunbelt
      1.10%, 10/02/03                                         500,000           500,000
   Orange County, Florida, Health Facilities
    Authority Revenue, Presbyterian
    Retirement Project
      1.15%, 10/02/03                                       2,500,000         2,500,000
   Orange County, Florida, Industrial
    Development Authority, Industrial
    Development Revenue, Blood & Tissue
    Services
      1.10%, 10/01/03                                       5,790,000         5,790,000
   Orange County, Florida, Housing Financial
    Authority,  Housing Revenue,
    Multifamily, Smokewood/Sun, Series A
      1.10%, 10/01/03                                       1,200,000         1,200,000
   Palm Beach County, Florida, Revenue,
    Benjamin Private School Project
      1.10%, 10/02/03                                       3,000,000         3,000,000

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-13

                                                         FACE AMOUNT         VALUE
                                                         ------------   ---------------
   Pasco County, Florida, School Board
    Certificates of Participation, AMBAC
      1.05%, 10/02/03                                    $  3,500,000   $     3,500,000
   Santa Rosa County, Florida, Health
    Facilities Authority Revenue, Baptist
    Hospital, Inc.
      1.10%, 10/02/03                                       7,400,000         7,400,000
   Sarasota County, Florida, Health
    Facilities Authority Revenue, Health
    Care Facilities, Bay Village Project
      1.15%, 10/02/03                                       1,300,000         1,300,000
   University North Florida Foundation Inc.,
    Revenue
      1.12%, 10/02/03                                       5,500,000         5,500,000
                                                                        ---------------
                                                                             56,890,000
                                                                        ---------------
   GEORGIA                                        (8.1%)
   Atlanta, Georgia, Downtown Development
    Authority, Revenue, Underground
    Atlanta Project, AMBAC
      1.02%, 10/02/03                                       1,500,000         1,500,000
   Canton, Georgia, Housing Authoirty,
    Multifamily Revenue, Ridgewalk Apartment
    Projects, AMT
      1.17%, 10/02/03                                       7,500,000         7,500,000
   Cobb County, Georgia, Development
    Authority Educational Facilities Revenue,
    Mount Paran Christian School, Inc.
    Project
      1.05%, 10/02/03                                       1,500,000         1,500,000
   Fayette County, Georgia, Development
    Authority, Educational Facilitates
    Revenue, Catholic School
      1.05%, 10/02/03                                       1,500,000         1,500,000
   Fulton County, Georgia, Development
    Authority Revenue, Woodward Academy, Inc.
    Project, Series A
      1.10%, 10/01/03                                      10,000,000        10,000,000
   Fulton County, Georgia, Development
    Authority Revenue, Lovett School Project
      1.10%, 10/01/03                                       5,000,000         5,000,000
   Gwinnett County, Georgia, Hospital
    Authority Revenue Anticipatory
    Certificates, Gwinnett Hospital Systems,
    Inc. Project
      1.10%, 10/01/03                                       7,000,000         7,000,000
   La Grange, Georgia, Development Authority
    Revenue, La Grange College Project
      1.15%, 10/02/03                                       1,500,000         1,500,000
   Roswell, Georgia, Housing Authoirty
    Multifamily Revenue, Park Ridge Apartment
    Project
      1.15%, 10/15/03                                       8,200,000         8,200,000
   Thomasville, Georgia, Hospital Authority
    Revenue
      1.10%, 10/01/03                                       5,000,000         5,000,000
                                                                        ---------------
                                                                             48,700,000
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

AR-14|  Annual Report

                                                         FACE AMOUNT         VALUE
                                                         ------------   ---------------
   ILLINOIS                                       (4.1%)
   Chicago, Illinois, Gerneral Obligation,
    Series B, FGIC
      1.11%, 10/02/03                                    $  2,000,000   $     2,000,000
   Chicago, Illinois, Sales Tax Revenue, FGIC
      1.10%, 10/02/03                                       3,000,000         3,000,000
   Elgin, Illinois, Revenue, Judson College
    Project
      1.25%, 10/02/03                                       1,000,000         1,000,000
   Illinois, Development Financing Authority
    Revenue, Jewish Federation Projects
      1.10, 10/01/03                                        2,360,000         2,360,000
   Illinois, Development Financing Authority
    Revenues, Museum of Contemporary Art
    Project
      1.15%, 10/01/03                                       2,000,000         2,000,000
   Illinois, Development Financing Authority,
    Waste Disposal Revenue, Waste Management,
    Inc. Project, AMT
      1.20%, 10/02/03                                       7,000,000         7,000,000
   Illinois, Educational Facilities Authority
    Revenues, Augustana College
      1.13%, 10/02/03                                       3,500,000         3,500,000
   Illinois, Educational Facilities Authority
    Revenues, Aurora University
      1.15%, 10/01/03                                       4,000,000         4,000,000
                                                                        ---------------
                                                                             24,860,000
                                                                        ---------------
   IOWA                                           (1.2%)
   Iowa, Financing Authority, Wellness
    Facility Revenue, Marshalltown Community
    Project
      1.15%, 10/02/03                                       7,100,000         7,100,000
                                                                        ---------------
   KENTUCKY                                       (2.6%)
   Boone County, Kentucky, Pollution Control
    Revenue, Cincinnati Gas & Electric Co.,
    Series A
      1.00%, 10/01/03                                       2,500,000         2,500,000
   Kentucky, Economic Development Financing
    Authority, Health Facilities Revenue,
    Easter Seal Society Project
      1.25%, 10/02/03                                       2,500,000         2,500,000
   Kentucky, Economic Development Financing
    Authority, Industrial Building Revenue,
    Republic Services, Inc. Project
      1.20%, 10/02/03                                       6,100,000         6,100,000
   Lexington-Fayette Urban County Government,
    Kentucky, Individual Development Revenue,
    YMCA Central Kentucky, Inc. Project
      1.25%, 10/01/03                                       1,900,000         1,900,000

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-15

                                                         FACE AMOUNT         VALUE
                                                         ------------   ---------------
   Shively, Kentucky, Educational Reveune,
    Spalding University
      1.15%, 10/02/03                                    $  2,500,000   $     2,500,000
                                                                        ---------------
                                                                             15,500,000
                                                                        ---------------
   LOUISIANA                                      (2.5%)
   Jefferson Parish, Louisiana, Home Mortgage
    Authority, Single Family Mortgage
    Revenue, Series D, AMT, GNMA/FNMA/FHA
      1.00%, 10/01/03                                       4,275,000         4,275,000
   Louisiana, Public Facilities Authority
    Revenue, Blood Center PPTYS, Inc. Project
      1.25%, 10/02/03                                       1,900,000         1,900,000
   Louisiana State University & Agriculture
    & Mechanical College, University
    Revenues, FGIC
      1.07%, 10/01/03                                       8,770,000         8,770,000
                                                                        ---------------
                                                                             14,945,000
                                                                        ---------------
   MAINE                                          (1.7%)
   Maine, Financing Authority, Solid Waste
    Disposal Revenue, Waste Management, Inc.
    Project, AMT
      1.15%, 10/02/03                                      10,000,000        10,000,000
                                                                        ---------------
   MARYLAND                                       (2.5%)
   Baltimore, Maryland, Industrial
    Development Authority, Baltimore Capital
    Acquisition
      1.10%, 10/01/03                                      15,050,000        15,050,000
                                                                        ---------------
   MASSACHUSETTS                                  (2.8%)
   Massachusetts State Development Financing
    Agency Revenue, Edgewood Retirement,
    Series A
      1.12%, 10/01/03                                      16,620,000        16,620,000
                                                                        ---------------
   MICHIGAN                                       (1.2%)
   Detroit, Michigan, Sewage Disposal
    Revenue, Series A
      1.05%, 10/01/03                                       1,400,000         1,400,000
   Garden City, Michigan, Hospital Financing
    Authority, Hospital Revenue, Garden City
    Hospital, Obligation A
      1.14%, 10/02/03                                         500,000           500,000
   Green Lake, Michigan, Economic Development
    Corp. Revenue, Interlochen Center
    Apartments Project
      1.07%, 10/01/03                                       1,100,000         1,100,000
   Jackson County, Michigan, Economic
    Development Corp. Revenue, Spring Arbor
    College Project
      1.10%, 10/02/03                                         400,000           400,000

   The accompanying notes are an integral part of these financial statements.

AR-16| Annual Report

                                                         FACE AMOUNT         VALUE
                                                         ------------   ---------------
   Michigan State Hospital Financing
    Authority Revenue, Covenant Retirement,
    Series A
      1.10%, 10/02/03                                    $    400,000   $       400,000
   Michigan State Hospital Financing
    Authority Revenue, Hospital Equipment
    Loan Program, Series A
      1.11%, 10/01/03                                         400,000           400,000
   Michigan State Housing Development
    Authority, Limited Obligation Revenue,
    Laurel Valley
      1.15%, 10/01/03                                       1,100,000         1,100,000
   Michigan State Strategic Fund, Limited
    Obligation Revenue, Hope Network Project,
    Series A
      1.17%, 10/02/03                                         815,000           815,000
   Oakland County, Michigan, Economic
    Development Corp., Limited Obligation
    Revenue, Rochester College Project
      1.20%, 10/02/03                                         800,000           800,000
                                                                        ---------------
                                                                              6,915,000
                                                                        ---------------
   MONTANA                                        (0.4%)
   Montana, Facilities Financing Authority
    Revenue, Mission Ridge Project
      1.15%, 10/02/03                                       2,500,000         2,500,000
                                                                        ---------------
   NEVADA                                         (2.0%)
   Washoe County, Nevada, Gas Facilities
    Revenue, AMT, MBIA
      1.17%, 10/01/03                                      11,975,000        11,975,000
                                                                        ---------------
   NEW HAMPSHIRE                                  (1.4%)
   New Hampshire State, Business Financing
    Authority, Solid Waste Disposal Revenue,
    Waste Management, Inc. Project, AMT
      1.15%, 10/02/03                                       8,500,000         8,500,000
                                                                        ---------------
   NEW JERSEY                                     (0.6%)
   Atlantic City, New Jersey, Pooled
    Governmental Loan Program
      1.05%, 10/01/03                                       1,000,000         1,000,000
   New Jersey, Economic Development
    Authority, School Revenue, Blair Academy
      1.07%, 10/02/03                                         500,000           500,000
   New Jersey, Health Care Facilities
    Financing Authority Revenue, Series A
      1.07%, 10/01/03                                       1,300,000         1,300,000
   Salem County, New Jersey, Industrial
    Pollution Control Financing Authority
    Revenue
      1.00%, 10/01/03                                       1,000,000         1,000,000
                                                                        ---------------
                                                                              3,800,000
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-17

                                                         FACE AMOUNT         VALUE
                                                         ------------   ---------------
   NEW YORK                                       (2.0%)
   New York, New York, General Obligation,
    Series B, FGIC
      1.12%, 10/02/03                                    $  7,325,000   $     7,325,000
   Triborough Bridge & Tunnel Authority,
    New York, Revenues, MBIA
      1.20%, 10/02/03                                       4,800,000         4,800,000
                                                                        ---------------
                                                                             12,125,000
                                                                        ---------------
   NORTH CAROLINA                                 (0.2%)
   North Carolina, Medical Care Community,
    Health Care Facilities Revenue, Grace
    Hospital, Inc.
      1.05%, 10/02/03                                       1,000,000         1,000,000
                                                                        ---------------
   OHIO                                           (1.5%)
   Athens County, Ohio, Port Authority,
    Housing Revenue, University Housing for
    Ohio, Inc. Project
      1.13%, 10/02/03                                       2,000,000         2,000,000
   Lima, Ohio, Hospital Revenue, Lima
    Memorial Hospital Project
      1.25%, 10/02/03                                       2,500,000         2,500,000
   Ohio State Higher Educational Facilities
    Community Revenue, Series A
      1.25%, 10/02/03                                       2,200,000         2,200,000
   Ohio State Higher Educational Facilities
    Community Revenue, Series C
      1.25%, 10/02/03                                       1,000,000         1,000,000
   Stark County, Ohio, Port Authority
    Revenue, Community Action Agency Project
      1.25%, 10/02/03                                       1,425,000         1,425,000
                                                                        ---------------
                                                                              9,125,000
                                                                        ---------------
   PENNSYLVANIA                                   (5.6%)
   Allentown, Pennsylvania, Area Hospital
    Authority, Revenue, Sacred Heart
    Hospital, Series B
      1.12%, 10/02/03                                          70,000            70,000
   Dauphin County, Pennsylvania General
    Authority, Education and Health, Loan
    Program, AMBAC
      1.15%, 10/02/03                                       5,000,000         5,000,000
   Delaware Valley, Pennsylvania, Regional
    Financing Authority, Local Government
    Revenue, Mode 1
      1.10%, 10/01/03                                         800,000           800,000
   Emmaus, Pennsylvania, General Authority
    Revenue, PA Loan Program, Series A, FSA
      1.10%, 10/02/03                                       6,900,000         6,900,000
   Erie County, Pennsylvania, Hospital
    Authority Revenue, Union City Memorial
    Hospital
      1.12%, 10/02/03                                         100,000           100,000

   The accompanying notes are an integral part of these financial statements.

AR-18| Annual Report

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
   Pennsylvania Economic Development
    Financing Authority, Exempt Facilities
    Revenue, Reliant Energy Seward Project,
    Series A, AMT
      1.10%, 10/01/03                                    $ 18,500,000   $    18,500,000
   Pennsylvania State Public School Building
    Authority, School Revenue, Parkland
    School District, Series D, FGIC
      1.13%, 10/02/03                                       1,700,000         1,700,000
   Washington County, Pennsylvania, Authority
    Lease Revenue, Higher Education Pooled
    Equipment Lease
      1.12%, 10/01/03                                         800,000           800,000
                                                                        ---------------
                                                                             33,870,000
                                                                        ---------------
   SOUTH CAROLINA                                 (0.3%)
   South Carolina State Public Service
    Authority Revenue
      1.13%, 10/02/03                                       1,500,000         1,500,000
                                                                        ---------------
   TENNESSEE                                      (5.7%)
   Chattanooga, Tennessee, Health
    Educational & Housing Facilities Board,
    Revenue, Baylor School Project
      1.10%, 10/01/03                                       2,500,000         2,500,000
   Clarksville, Tennessee, Public Building
    Authority Revenue, Pooled Financing,
    Tennessee Municipal Bond Fund
      1.10%, 10/02/03                                       6,180,000         6,180,000
   Johnson City, Tennessee, Health
    & Educational Facilites Board Revenue,
    Series D
      1.12%, 10/01/03                                      16,250,000        16,250,000
   Memphis-Shelby County, Tennessee,
    Industrial Development Board Revenue,
    YMCA Projects
      1.10%, 10/02/03                                       9,000,000         9,000,000
                                                                        ---------------
                                                                             33,930,000
                                                                        ---------------
   TEXAS                                          (3.6%)
   Harris County, Houston, Texas, Sports
    Authority, SPL Revenue, JR Lien, Rodeo,
    Series C
      1.10%, 10/02/03                                      10,000,000        10,000,000
   Mesquite, Texas, Independent School
    District
      1.06%, 10/02/03                                       2,885,000         2,885,000
   Texas Small Business Industrial
    Development Corp., Industrial
    Development Revenue
      1.12%, 10/01/03                                       9,000,000         9,000,000
                                                                        ---------------
                                                                             21,885,000
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-19

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
   VERMONT                                        (0.6%)
   Vermont State Student Assistance Corp,
    Student Loan Revenue
      1.00%, 10/01/03                                    $  3,500,000   $     3,500,000
                                                                        ---------------
   VIRGINIA                                       (0.5%)
   King George County, Virginia, Industrial
    Development Authority, Solid Waste
    Disposal Facility Revenue, King
    George Landfill Project
      1.15%, 10/02/03                                       3,300,000         3,300,000
                                                                        ---------------
   WEST VIRGINIA                                  (1.1%)
   West Virgina State Hospital Financing
    Authority Revenue, Camden Clark Hospital,
    Series A
      1.15%, 10/01/03                                       6,500,000         6,500,000
                                                                        ---------------
   WISCONSIN                                      (3.8%)
   Oak Creek, Wisconsin, Pollution Control
    Revenue, Wisconsin Electric Power Co.
    Project
      1.35%, 10/01/03                                       1,000,000         1,000,000
   Pleasant Prairie, Wisconsin, Pollution,
    Wisconsin Electric Power Co., Series A
      1.35%, 10/02/03                                       3,410,000         3,410,000
   Pleasant Prairie, Wisconsin, Pollution,
    Wisconsin Electric Power Co., Series B
      1.35%, 10/02/03                                      11,150,000        11,150,000
   Whitewater, Wisconsin, Industrial
    Development Revenue, MacLean Fogg Co.,
    Project
      1.20%, 10/01/03                                         500,000           500,000
   Wisconsin State Health & Educational
    Facilities Authority Revenue, Marquette
    Dental Facilities, Series B
      1.07%, 10/02/03                                       6,750,000         6,750,000
                                                                        ---------------
                                                                             22,810,000
                                                                        ---------------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost: $446,860,000)                                                       446,860,000
                                                                        ---------------
MUNICIPAL NOTES AND BONDS (23.4%)
---------------------------------------------
   CALIFORNIA                                     (2.5%)
   Los Angeles County, California, Tax &
    Revenue Anticipatory Notes, Series A
      2.00%, 06/30/04                                      15,000,000        15,122,838
                                                                        ---------------
   IDAHO                                          (4.2%)
   Idaho State, Tax Anticipatory Notes
      2.00%, 06/30/04                                      25,000,000        25,190,183
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

AR-20 | Annual Report

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
   ILLINOIS                                       (4.2%)
   Chicago, Illinois, General Obligation
      1.22%, 01/07/04                                    $ 10,000,000   $    10,000,000
   Illinois State, General Obligation
      1.50%, 03/15/04                                       5,000,000         5,012,611
      1.50%, 05/15/04                                       5,000,000         5,016,595
      2.00%, 01/15/04                                       5,000,000         5,015,057
                                                                        ---------------
                                                                             25,044,263
                                                                        ---------------
   INDIANA                                        (3.2%)
   Indiana Board Book Revenue, Midyear
    Funding, Series A
      1.25%, 04/15/04                                      19,000,000        19,032,493
                                                                        ---------------
   MARYLAND                                       (1.3%)
   Maryland State Community Development
    Administration, Department of Housing &
    Community Development, Series D
      1.20%, 12/18/03                                       7,980,000         7,980,000
                                                                        ---------------
   TEXAS                                          (5.6%)
   Pasadena, Texas, Independent School
    District, Series A, PSF-GTD
      1.35%, 04/01/04                                       5,250,000         5,250,000
   Texas State Tax and Revenue Anticipatory
    Notes
      2.00%, 08/31/04                                      28,000,000        28,221,597
                                                                        ---------------
                                                                             33,471,597
                                                                        ---------------
   UTAH                                           (2.4%)
   Utah, Intermountain Power Agency,
    Power Supply Revenue, Series E, AMBAC
      0.92%, 03/15/04                                       5,000,000         5,000,000
   Utah, Intermountain Power Agency,
    Power Supply Revenue, Series F, AMBAC
      0.95%, 12/01/03                                       9,315,000         9,315,000
                                                                        ---------------
                                                                             14,315,000
TOTAL MUNICIPAL NOTES AND BONDS                                         ---------------
 (Cost: $140,156,374)                                                       140,156,374
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-21

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
COMMERCIAL PAPER (1.8%)
---------------------------------------------
   Utah, Intermountain Power Agency,
    General Obligation
      0.87%, 10/03/03                                    $ 11,000,000   $    11,000,000
                                                                        ---------------
TOTAL COMMERCIAL PAPER
 (Cost: $11,000,000)                                                         11,000,000
                                                                        ---------------

   TOTAL INVESTMENTS
    (Cost: $598,016,374)                         (99.7%)                    598,016,374
   OTHER ASSETS, LESS LIABILITIES                 (0.3%)                      1,647,449
                                                                        ---------------
   NET ASSETS                                   (100.0%)                $   599,663,823
                                                                        ===============

Glossary

AMBAC: AMBAC Assurance Corporation
AMT: Alternate Minimum Tax (subject to)
FGIC: Financial Guaranty Insurance Co.
FHA: Federal Housing Administration
FNMA: Fannie Mae Note
FSA: Financial Security Assurance, Inc.
GNMA: Government National Mortgage Association
MBIA: MBIA Insurance Corporation
PSF-GTD: Public School Fund - Guaranteed

   The accompanying notes are an integral part of these financial statements.

AR-22 | Annual Report

Schedule of Investments
E*TRADE California Municipal Money Market Fund
September 30, 2003
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
VARIABLE RATE DEMAND NOTES (81.5%)/(1)/
---------------------------------------------
   CALIFORNIA                                    (81.4%)
   Alameda County, California, Industrial
    Development Authority Revenue, Arlen
    Ness Enterprises Project, AMT
      1.20%, 10/02/03                                    $  5,400,000   $     5,400,000
   Alameda, Contra Costa, California,
    Schools Financing Authority Certificates
    of Participation, Capital Improvement
    Financing Projects, Series C
      1.08%, 10/02/3                                        3,600,000         3,600,000
   Alameda, Contra Costa, California, Schools
    Financing Authority Certificates of
    Participation, Series K
      1.13%, 10/02/03                                      10,475,000        10,475,000
   Berkeley, California, Revenue, Berkeley
    YMCA
      1.05%, 10/02/03                                       8,815,000         8,815,000
   California Health Facilities Financing
    Authority Revenue, Adventist Health
    Systems, Series B
      1.05%, 10/02/03                                       8,070,000         8,070,000
   California Health Facilities Financing
    Authority Revenue, Catholic
    Healthcare, Series C
      1.10%, 10/01/03                                      15,200,000        15,200,000
   California Housing Financing Agency
    Revenue, Series D, AMT
      1.10%, 10/01/03                                      10,000,000        10,000,000
   California Housing Financing Agency
    Revenue, Series D, AMT
      1.10%, 10/01/03                                      21,300,000        21,300,000
   California Infrastructure & Economic
    Development Bank, Revenue Independent
    Systems Operator Corp., Project C
      1.10%, 10/01/03                                       8,600,000         8,600,000
   California Pollution Control Financing
    Authority, Pollution Control Revenue,
    Resource Recovery, Wadham Energy,
    Series C, AMT
      1.10%, 10/01/03                                       1,175,000         1,175,000
   California Pollution Control Financing
    Authority, Solid Waste Disposal
    Revenue, Blue Line Transfer Inc.,
    Series A, AMT
      1.15%, 10/01/03                                       4,670,000         4,670,000

<F1>
(1) Variable rate securities. The rates shown are current rates on September 30, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-23

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   California Pollution Control Financing
    Authority, Solid Waste Disposal Revenue,
    Browing Ferris Industries, Series A, AMT
      1.05%, 10/01/03                                    $  4,500,000   $     4,500,000
   California Pollution Control Financing
    Authority, Solid Waste Disposal Revenue,
    New United Motor Manufacturing, Series A
      1.10%, 10/02/03                                       2,900,000         2,900,000
   California Pollution Control Financing
    Authority,Solid Waste Disposal Revenue,
    Norcal Waste System Income Project,
    Series A, AMT
      1.20%, 10/01/03                                       3,000,000         3,000,000
   California Pollution Control Financing
    Authority,Solid Waste Disposal Revenue,
    Placer County Eastern Sanitation,
    Series A, AMT
      1.15%, 10/01/03                                       2,800,000         2,800,000
   California State, PA 607R
      1.13%, 10/02/03                                       8,120,000         8,120,000
   California State,Series C-3
      1.05%, 10/02/03                                       5,000,000         5,000,000
   California, State Department of Water
    Resource Recovery, Power Supply Revenue,
    Series B-1, AMBAC
      1.20%, 10/01/03                                       6,500,000         6,500,000
   California, State Department of Water
   Resource Recovery, Power Supply Revenue,
   Series C-6
      1.07%, 10/02/03                                      15,000,000        15,000,000
   California, State Department of Water
    Resource Recovery, Power Supply Revenue,
    Series C-9
      1.10%, 10/02/03                                      10,000,000        10,000,000
   California State Economic Development
    Financing Authority, Industrial
    Development Revenue, Boyd Furniture Co,
    Inc., Project, AMT
      1.15%, 10/01/03                                       4,315,000         4,315,000
   California State Economic Development
    Financing Authority, Industrial
    Development Revenue, Scientific
    Specialties Project, AMT
      1.10%, 10/01/03                                       1,810,000         1,810,000
   California State Putters, Series 239Z,
    AMBAC
      1.13%, 10/02/03                                       3,500,000         3,500,000
   California Statewide, Communities
    Development Authority, Industrial
    Development Revenue, American Modular
    Systems Project, Series A, AMT
      1.25%, 10/02/03                                       3,200,000         3,200,000

   The accompanying notes are an integral part of these financial statements.

AR-24 | Annual Report

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   California Statewide, Communities
    Development Authority,Industrial
    Development Revenue,Del Mesa Farms
    Project, Series A, AMT
      1.10%, 10/02/03                                    $  6,800,000   $     6,800,000
   California Statewide, Communities
    Development Authority, Multifamily
    Revenue, Pittsburg Plaza Apartments,
    Series K
      1.10%, 10/02/03                                       4,600,000         4,600,000
   California Statewide, Communities
    Development Authority, Multifamily
    Revenue, Plaza Club Apartments, Project
    A, AMT, FNMA
      1.12%, 10/02/03                                       4,500,000         4,500,000
   California Statewide, Communities
    Development Authority, Multifamily
    Revenue, IAC Project, Series W-3, AMT
      1.10%, 10/01/03                                       5,600,000         5,600,000
   California Statewide, Communities
    Development Corp., Certificates of
    Participation, Covenant Retirement
    Communities
      1.05%, 10/02/03                                       6,750,000         6,750,000
   Concord California Multifamily Housing
    Revenue, Maplewood & Golden Glen.,
    Series A
      1.10%, 10/02/03                                       3,995,000         3,995,000
   Contra Costa County, California,
    Multifamily Housing Revenue, Camara
    Circle Apartments, Series A, AMT
      1.10%, 10/02/03                                       1,800,000         1,800,000
   Contra Costa County, California,
    Multifamily Housing Revenue, Park
    Regency, Series A, AMT
      1.04%, 10/01/03                                      16,500,000        16,500,000
   Emeryville, California, Redevelopment
    Agency,Multifamily Housing Revenue,
    Baystreet Apartments, Series A, AMT
      1.12%, 10/02/03                                       5,000,000         5,000,000
   Fremont, California, Certificates of
    Participation, Capital Improvement
    Financing Project
      1.03%, 10/02/03                                       8,800,000         8,800,000
   Grant, California, Joint Union High School
    District, Certificates of Participation,
    School Faculty Bridge Funding Program
      1.10%,10/02/03                                        1,800,000         1,800,000
   Grant, California, Joint Union High School
    District, Certificates of Participation,
    School Faculty Bridge Funding Program
      1.10%, 10/02/03                                       2,000,000         2,000,000
   Hayward, California, Multifamily Housing
    Revenue, Timbers Apartments, Series A,
    AMT,FNMA
      1.12%, 10/02/03                                       4,500,000         4,500,000

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-25


                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   Hemet, California, Multifamily, Housing
    Revenue, Sunwest Retirement, Series A,
    FHLMC
      1.10%, 10/02/03                                    $  4,550,000   $     4,550,000
   Kern County, California, Certificates of
    Participation, Kern Public Facilities
    Project, Series A
      1.05%, 10/01/03                                       1,200,000         1,200,000
   Kern County, California, Certificates of
    Participation, Kern Public Facilities
    Project, Series B
      1.05%, 10/01/03                                       2,200,000         2,200,000
   Kern County, California, Certificates of
    Participation, Kern Public Facilities
    Project, Series D
      1.05%, 10/01/03                                       4,800,000         4,800,000
   Livermore, California, Certificates of
    Participation, AMBAC
      1.03%, 10/02/03                                       6,150,000         6,150,000
   Los Angeles, California, Community
    Redevelopment Agency, Multifamily Housing
    Revenue, Academy Village Apartments,
    Series A, AMT, FNMA
      1.10%, 10/02/03                                       9,000,000         9,000,000
   Los Angeles, California, Harbor Department
    Revenue, Series 7, AMT
      1.13%, 10/01/03                                      16,620,000        16,620,000
   Los Angeles, California, Multifamily
    Revenue, Watts / Athens Apartments,
    Series A, AMT
      1.15%, 10/02/03                                       4,300,000         4,300,000
   Los Angeles, California, Water and Power
    Revenue, Power Systems, Series A-5
      1.05%, 10/02/03                                       9,900,000         9,900,000
   Los Angeles, County, California,
    Metropolitan Transportation Authority,
    Sales Tax Revenue
      1.11%, 10/02/03                                       7,800,000         7,800,000
   Milpitas, California, Multifamily Revenue,
    Crossing at Montague, Series A, AMT
      1.15%, 10/02/03                                       4,500,000         4,500,000
   Orange County, California, Housing
    Authority, Apartment Development Revenue,
    Oasis Martinique, Series I, FNMA
      1.10%, 10/02/03                                      10,800,000        10,800,000
   Oxnard, California, Individual Development
    Authority Development Revenue, Western Saw
    Manufactures, AMT
      1.10%, 10/01/03                                       2,760,000         2,760,000
   Sacramento County, California, Housing
    Authority, Multifamily Housing Revenue,
    Chesapeake Commons, Series C, AMT, FNMA
      1.06%, 10/02/03                                       4,500,000         4,500,000

    The accompanying notes are an integral part of these financial statements.

AR-26 | Annual Report

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   Sacramento County, California, Housing
    Authority, Multifamily Housing Revenue,
    Lofts at Natomas Apartments, Series F,
    AMT, FNMA
      1.05%, 10/02/03                                    $  6,000,000   $     6,000,000
   San Bernardino, California, Redevelopment
    Agency, Multifamily Housing Revenue,
    Silver Woods Apartments Project, AMT,
    FNMA
      1.05%, 10/02/03                                       7,000,000         7,000,000
   San Francisco, California, City & County
    Redevelopment Agency, Multifamily
    Revenue, Series D, AMT
      1.20%, 10/02/03                                       2,500,000         2,500,000
   San Jose, California, Multifamily Housing
    Revenue, Almaden Lake Village Apartments,
    Series A, AMT
      1.06%, 10/02/03                                       4,100,000         4,100,000
   San Jose, California, Multifamily Housing
    Revenue, Cinnabar Commons, Series C, AMT
      1.10%, 10/02/03                                      10,400,000        10,400,000
   San Jose, California, Multifamily Housing
   Revenue, Siena
      1.15%, 10/02/03                                      12,100,000        12,100,000
   Santa Clara County, El Camino California
    Hospital District, Hospital Facilities
    Authority Revenue, Medical Center
    Project, Series A
      1.10%, 10/07/03                                       9,800,000         9,800,000
   Santa Clara County, El Camino California
    Hospital District, Hospital Facilities
    Authority Revenue, Medical Center
    Project, Series B
      1.10%, 10/07/03                                       6,520,000         6,520,000
   Southern California, Public Power
    Authority, Transmission Project Revenue,
    Series A
      1.05%, 10/01/03                                       9,600,000         9,600,000
   Southern California, Public Power
    Authority, Transmission Project Revenue,
    Series B
      1.05%, 10/01/03                                       5,000,000         5,000,000
   Triunfo, California, County Sanitation
    District Revenue
      1.13%, 10/01/03                                       1,700,000         1,700,000
   Vallejo,California, Water Revenue,
    Series  A
      1.08%, 10/01/03                                       4,500,000         4,500,000
   West Basin, California, Municipal Water
    District Revenue, Certificates of
    Participation, Phase III Recycled Water,
    Series A
      1.15%,10/01/03                                       13,000,000        13,000,000
                                                                        ---------------
                                                                            421,895,000
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-27

                                                          FACE AMOUNT        VALUE
                                                         ------------   ---------------
   PUERTO RICO                                   (0.1%)
   Puerto Rico Commonwealth, Highway &
    Transportation Authority, Transportation
    Revenue, Series A
      1.05%, 10/01/03                                    $    400,000   $       400,000
                                                                        ---------------
 TOTAL VARIABLE RATE DEMAND NOTES
  (Cost: $422,295,000)                                                      422,295,000
                                                                        ---------------

 MUNICIPAL BONDS (17.4%)
 --------------------------------------------
   CALIFORNIA                                    (17.4%)
   California, School Cash Reserve Program,
    Authority, Series A, AMBAC
      2.00%, 07/03/03                                      27,500,000        27,711,358
   Los Angeles, California, Community
    Redevelopment Agency, Multifamily Housing
    Revenue, Pico Union Apartments, GNMA
      1.05%, 07/20/44                                       5,635,000         5,635,000
   Los Angeles, California, Convention &
    Exhibition Center Authority Lease Revenue,
    Series B-1
      0.97%, 08/15/21                                      16,000,000        16,000,000
   Los Angeles,  California,  Schools Pooled
    Financing Program Participation Tax &
    Revenue Anticipatory Notes, Series A
      1.75%, 06/30/04                                      10,190,000        10,250,641
   Los Angeles, California, United School
    District Tax & Revenue Anticipatory
    Notes, Series A
      2.00%, 07/01/04                                      15,000,000        15,120,294
   Los Angeles County, California, Tax &
    Revenue Anticipatory Notes, Series A
      2.00%, 06/30/04                                      15,175,000        15,299,289
                                                                        ---------------
TOTAL MUNICIPAL BONDS
 (Cost: $90,016,582)                                                         90,016,582
                                                                        ---------------

COMMERCIAL PAPER (0.8%)
---------------------------------------------
   CALIFORNIA                                     (0.8%)
   Los Angeles, California, Department of
    Airports, Series B
      0.85%, 10/06/03                                       4,300,000         4,300,000
                                                                        ---------------
TOTAL COMMERCIAL PAPER
 (Cost: $4,300,000)

   TOTAL INVESTMENTS
    (Cost: $516,611,582)                         (99.7%)                    516,611,582
   OTHER ASSETS, LESS LIABILITIES                 (0.3%)                      1,743,762
                                                                        ---------------
   NET ASSETS                                   (100.0%)                $   518,355,344
                                                                        ===============

Glossary

AMBAC: AMBAC Assurance Corporation
AMT: Alternate Minimum Tax (subject to)
FNMA: Fannie Mae Note
GNMA: Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

AR-28 | Annual Report

Schedule of Investments
E*TRADE New York Municipal Money Market Fund
September 30, 2003
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
VARIABLE RATE DEMAND NOTES (72.0%)/(1)/
---------------------------------------------
   NEW YORK                                      (66.2%)
   Albany, New York, Individual Development
    Agency Civic Facility Revenue, University
    Albany Foundation Student, Series A,
    AMBAC
      1.07%, 10/02/03                                    $    600,000           600,000
   Albany, New York, Individual Development
    Agency Revenue, AMT, Davies Office
    Refurbishing
      1.17%, 10/02/03                                       1,000,000         1,000,000
   Hempstead, New York, Individual
    Development Agency Revenue, AMT,
    Nassau Energy
      1.08%, 10/01/03                                       5,200,000         5,200,000
   Long Island Power Authority Electric
    System Revenue, Subseries 1A
      1.03%, 10/01/03                                       3,000,000         3,000,000
   Long Island Power Authority Electric
    System Revenue, Subseries 3A
      1.05%, 10/01/03                                       3,000,000         3,000,000
   Metropolitan Transportation Authority
    New York Revenue
      Series D1
         1.05%, 10/02/03                                    2,305,000         2,305,000
      Series D2
         1.05%, 10/02/03                                    4,200,000         4,200,000
   New York State, GO Series A, Subseries A-6
    1.05%, 10/01/03                                         3,830,000         3,830,000
   New York State, GO Series H, Subseries H-4
    1.08%, 10/01/03                                         1,400,000         1,400,000
   New York State Energy Research &
    Development Electric Facilities Revenue
    Long Island Lighting Co., Series A, AMT
      1.08%, 10/01/03                                       2,200,000         2,200,000
   New York State Energy Research &
    Development Pollution Control Revenue
    Annual Tender, New York State Electric
    & Gas
      1.10%, 03/15/04                                       2,000,000         2,000,000
   New York State Housing Finance Agency
    Revenue Housing 10 Liberty St.
      1.05%, 10/01/03                                      10,000,000        10,000,000
   New York State Housing Finance Agency
    Revenue Hospital For Special Surgery
    Staff, Series A
      1.05%, 10/01/03                                       1,600,000         1,600,000

<F1>
(1) Variable rate securities. The rates shown are current rates on September 30, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-29

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
   New York State Housing Finance Agency
    Revenue, South Cove Plaza, Series A, AMT
      1.12%, 10/01/03                                    $  1,410,000   $     1,410,000
   New York State Housing Finance Agency
    Revenue, Tribeca, Series A, AMT, FNMA
      1.10%, 10/01/03                                       7,900,000         7,900,000
   New York State Housing Finance Agency
    Revenue, Union Square, AMT
      1.10%, 10/01/03                                       5,000,000         5,000,000
   New York State Housing Finance Agency
    Revenue Worth Street Housing,
    Series A, AMT
      1.30%, 10/01/03                                       5,000,000         5,000,000
   New York State Housing Finance Agency
    Revenue E. 39th St. Housing, AMT, FNMA
      1.08%, 10/01/03                                       4,800,000         4,800,000
   New York State, New York City Housing
    Development Corp. Multifamily Rent
    Housing Revenue, Related Carnegie Park,
    Series A, FNMA
      1.05%, 10/01/03                                       1,000,000         1,000,000
   New York State, New York City Housing
    Development Corp, Multifamily Revenue
    Nelson Ave. Apts, Series A, AMT
      1.07%, 10/01/03                                         700,000           700,000
   New York State, New York City Transitional
    Finance Authorities Revenue, Future Tax
    Secured, Series A
      1.07%, 10/01/03                                       4,100,000         4,100,000
   Niagara County, New York Industrial
    Development Agency Civic Facilty Revenue
    NYSARC, Inc., Series A
      1.15%, 10/02/03                                       2,900,000         2,900,000
   Otsego County, New York Industrial
    Development Agency, Civic Facilities
    Revenue Noonan Community Services Corp.
    Project, Series A
      1.12%, 10/02/03                                       2,100,000         2,100,000
   Schoharie County, New York Industrial
    Development Agency, Civic Facility
    Revenue Bassett Hospital Project,
    Series A
      1.15%, 10/02/03                                       1,600,000         1,600,000
   St. Lawrence County, New York Industrial
    Development Agency, Reynolds Metals Co.,
    Project, AMT
      1.12%, 10/02/03                                         700,000           700,000
   Triborough Bridge & Tunnel Authority,
    New York, Series C
      1.05%, 10/01/03                                       2,500,000         2,500,000
   Triborough Bridge & Tunnel Authority,
    New York, MBIA, Series 327
      1.12%, 10/02/03                                       5,245,000         5,245,000

   The accompanying notes are an integral part of these financial statements.

AR-30 | Annual Report

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
   Tirborough Bridge & Tunnel Authority,
    New York, Special Obligation, Series B
      1.05%, 10/01/03                                    $  2,400,000   $     2,400,000
                                                                        ---------------
                                                                             87,690,000
                                                                        ---------------
   PUERTO RICO                                    (5.8%)
   Puerto Rico Commonwealth, GO, MBIA,
    Series D
      1.13%, 10/02/03                                       3,485,000         3,485,000
   Puerto Rico Public Finance Corp., AMBAC,
    Series 363
      1.00%, 07/28/04                                       4,210,000         4,210,000
                                                                        ---------------
                                                                              7,695,000
                                                                        ---------------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost: $95,385,000)                                                         95,385,000
                                                                        ---------------

MUNICIPAL BONDS (24.4%)
---------------------------------------------
   NEW YORK                                      (24.4%)
   Buffalo Revenue Notes, Series A
      2.75%, 07/29/04                                       6,000,000         6,082,215
   Erie County Revenue Notes, Series A
      1.50%, 06/23/04                                       4,000,000         4,017,307
   Nassau County, New York State, GO Series C
      5.125%, 01/01/04                                      2,430,000         2,454,648
   New York State, Dorm Authority Revenue,
    FIT Student Housing, AMBAC
      5.75%, 07/01/04                                       1,680,000         1,740,441
   New York State, GO Series B
      1.02%, 08/05/04                                       5,000,000         5,000,000
   New York State, New York City Transitional
    Finance Authorities Revenue Future Tax
    Secured, Series 2
      2.00%, 02/19/04                                       5,000,000         5,019,708
   Port Authority New York & New Jersey, AMT,
    FGIC
      5.00%, 11/15/03                                       4,920,000         4,944,963
   Suffolk County, New York State, GO
      2.00%, 09/08/04                                       3,000,000         3,025,846
                                                                        ---------------
TOTAL MUNICIPAL BONDS
 (Cost: $32,285,128)                                                         32,285,128
                                                                        ---------------

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-31

                                                             FACE
                                                            AMOUNT           VALUE
                                                         ------------   ---------------
COMMERCIAL PAPER (3.3%)
---------------------------------------------
   NEW YORK                                       (3.3%)
   New York State Power Authorities, Series 2
      0.90%, 11/13/03                                    $  4,400,000   $     4,400,000
                                                                        ---------------
TOTAL COMMERCIAL PAPER (Cost: $4,400,000)                                     4,400,000
                                                                        ---------------

   TOTAL INVESTMENTS (Cost: $114,915,626)        (99.7%)                    132,070,128
   OTHER ASSETS, LESS LIABILITIES                 (0.3%)                        385,273
                                                                        ---------------
   NET ASSETS                                   (100.0%)                $   132,455,401
                                                                        ===============

Glossary

AMBAC: AMBAC Assurance Corporation
AMT: Alternative Minimum Tax (subject to)
FGIC:Financial Guaranty Insurance Co.
FNMA:Federal National Mortgage Association
GO:General Obligation
MBIA: MBIA Insurance Corporation

   The accompanying notes are an integral part of these financial statements.

AR-32 | Annual Report

                 (This page has been intentionally left blank.)

Statement of Assets and Liabilities
September 30, 2003
--------------------------------------------------------------------------------

                                                                 Money Market
                                                                     Fund
                                                               ----------------
ASSETS
Investments - at value (Cost: $3,312,372,592, $377,533,649,
$598,016,374, $516,611,582 and $132,070,128, respectively)     $  3,312,372,592
Cash                                                                         --
Interest receivable                                                   7,651,417
                                                               ----------------
   TOTAL ASSETS                                                   3,320,024,009
                                                               ----------------
LIABILITIES
Accrued advisory fee                                                    705,598
Accrued distribution fee                                              1,988,924
Accrued administration  fee                                             596,677
Accrued shareholder servicing fee                                       994,462
Accrued other expense                                                   839,852
                                                               ----------------
   TOTAL LIABILITIES                                                  5,125,513
                                                               ----------------
TOTAL NET ASSETS                                               $  3,314,898,496
                                                               ================
NET ASSETS CONSIST OF:
Paid-in capital                                                   3,314,899,788
Undistributed net realized gain (loss) on investments                    (1,292)
                                                               ----------------
TOTAL NET ASSETS                                               $  3,314,898,496
                                                               ================
NET ASSETS ATTRIBUTABLE TO SWEEP CLASS                         $  3,314,898,496
                                                               ================
NET ASSETS ATTRIBUTABLE TO PREMIER CLASS                       $             --
                                                               ================
SHARES OUTSTANDING, SWEEP CLASS (UNLIMITED AUTHORIZED,
 PAR VALUE $.01)                                                  3,314,899,788
                                                               ================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE                                                     $           1.00
                                                               ================
SHARES OUTSTANDING, PREMIER CLASS (UNLIMITED AUTHORIZED,
 PAR VALUE $.01)                                                             --
                                                               ================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE                                                     $             --
                                                               ================

   The accompanying notes are an integral part of these financial statements.

AR-34 | Annual Report

-----------------------------------------------------------------
                                    California        New York
 Government         Municipal        Municipal       Municipal
Money Market      Money Market         Money           Money
    Fund              Fund          Market Fund     Market Fund
--------------   --------------   --------------   --------------
$  377,533,649   $  598,016,374   $  516,611,582   $  132,070,128
            --        1,228,605        1,564,172          308,687
     2,534,719        1,033,764          821,430          346,962
--------------   --------------   --------------   --------------
   380,068,368      600,278,743      518,997,184      132,725,777
--------------   --------------   --------------   --------------

        25,246           36,352           20,951            5,667
       140,207          195,939          171,787           43,842
        46,736           73,477           64,420           16,441
        77,893          122,462          107,367           27,401
       240,101          186,690          277,315          177,025
--------------   --------------   --------------   --------------
       530,183          614,920          641,840          270,376
--------------   --------------   --------------   --------------

$  379,538,185   $  599,663,823   $  518,355,344   $  132,455,401
==============   ==============   ==============   ==============

   379,538,159      599,663,823      518,355,344      132,455,401
            26               --               --               --
--------------   --------------   --------------   --------------
$  379,538,185   $  599,663,823   $  518,355,344   $  132,455,401
==============   ==============   ==============   ==============
$  379,538,185   $  597,184,995   $  518,355,344   $  132,455,401
==============   ==============   ==============   ==============
$           --   $    2,478,828   $           --   $           --
==============   ==============   ==============   ==============

   379,538,159      597,184,995      518,355,344      132,455,401
==============   ==============   ==============   ==============

$         1.00   $         1.00   $         1.00   $         1.00
==============   ==============   ==============   ==============

            --        2,478,828               --               --
==============   ==============   ==============   ==============

$           --   $         1.00   $           --   $           --
==============   ==============   ==============   ==============

                                                          Annual  Report | AR-35

Statement of Operations
For the period October 7, 2002* through September 30, 2003
--------------------------------------------------------------------------
                                                        Money Market Fund
                                                        ------------------
NET INVESTMENT INCOME:
   Interest                                             $       76,020,894
                                                        ------------------
      TOTAL INVESTMENT INCOME                                   76,020,894
                                                        ------------------
EXPENSES:
   Advisory fee                                                  6,622,888
   Administration fee                                            8,278,610
   Shareholder  servicing  fees - Sweep  Class                  13,797,684
   Shareholder  servicing  fees - Premier Class                         --
   Distribution fee                                             32,535,435
   Registration fees - Sweep Class                                 658,833
   Registration fees - Premier Class                                    --
   Printing - Sweep Class                                          814,060
   Printing - Premier Class                                             --
   Legal services                                                  437,743
   Custodian fee                                                   381,595
   Trustee fees                                                    220,343
   Transfer and dividend  disbursing agent                          40,596
   Audit and tax services                                           34,485
   Insurance fees                                                  106,559
   Other expenses                                                  111,703
                                                        ------------------
   TOTAL EXPENSES BEFORE WAIVER                                 64,040,534
Waived fees and reimbursed expenses                             (6,401,516)
                                                        ------------------
   NET EXPENSES                                                 57,639,018
                                                        ------------------
NET INVESTMENT INCOME                                           18,381,876
                                                        ------------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on sale of investments                (247,355)
   Net increase from payments by affiliate
    (see Note 3)                                                   246,063
                                                        ------------------
      NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (1,292)
                                                        ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $       18,380,584
                                                        ==================

*    Commencement of investment operations.

     The accompanying notes are an integral part of these financial statements.

AR-36 |  Annual Report

-----------------------------------------------------------------
                                    California        New York
 Government         Municipal        Municipal       Municipal
Money Market      Money Market         Money           Money
    Fund              Fund          Market Fund     Market Fund
--------------   --------------   --------------   --------------
$    4,759,123   $    5,779,313   $    5,006,393   $    1,288,823
--------------   --------------   --------------   --------------
     4,759,123        5,779,313        5,006,393        1,288,823
--------------   --------------   --------------   --------------

       431,471          604,271          544,361          138,154
       539,339          755,339          680,447          172,693
       898,899        1,255,360        1,134,084          287,822
            --            2,830               --               --
     1,776,600        2,443,489        2,209,976          560,796
       101,078          128,242              591           10,519
            --           22,896               --               --
        80,246           92,479           85,606           23,080
            --           12,010               --               --
        34,185           48,031           42,737           11,155
        34,614           39,738           30,622           18,122
        16,310           23,310           20,910            5,415
        16,135           27,921           16,769           14,848
        34,495           34,495           34,495           34,495
         6,640            8,699            8,103            1,960
       133,440           46,825          166,131          125,746
--------------   --------------   --------------   --------------
     4,103,452        5,545,935        4,974,832        1,404,805
      (335,655)        (908,132)      (1,163,344)        (392,582)
--------------   --------------   --------------   --------------
     3,767,797        4,637,803        3,811,488        1,012,223
--------------   --------------   --------------   --------------
       991,326        1,141,510        1,194,905          276,600
--------------   --------------   --------------   --------------

            26               --               --               --

            --               --               --               --
--------------   --------------   --------------   --------------
            26               --               --               --
--------------   --------------   --------------   --------------
$      991,352   $    1,141,510   $    1,194,905   $      276,600
==============   ==============   ==============   ==============

                                                          Annual Report  | AR-37

Statement of Changes in Net Assets
For the period October 7, 2002* through September 30, 2003
--------------------------------------------------------------------------

                                                        Money Market Fund
                                                        ------------------
OPERATIONS NET INCREASE IN NET ASSETS:
Net investment income                                   $       18,381,876
Net  realized  gain (loss) on sale of  investments                  (1,292)
                                                        ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            18,380,584
                                                        ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment
 income - Sweep Class                                          (18,381,876)
Distributions from net investment
 income - Premier Class                                                 --
                                                        ------------------
Total Distributions                                            (18,381,876)
                                                        ------------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares - Sweep Class               9,120,438,782
Net proceeds from sale of shares - Premier Class                        --
Value of shares issued in reinvestment of dividends
 and distributions - Sweep Class                                18,381,292
Value of shares issued in reinvestment of dividends
 and distributions  - Premier Class                                     --
Cost of shares  redeemed - Sweep Class                      (5,823,920,286)
                                                        ------------------
Cost of shares redeemed - Premier Class                                 --
                                                        ------------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS
 IN SHARES OF COMMON STOCK                                   3,314,899,788
                                                        ------------------
NET ASSETS NET INCREASE IN NET ASSETS:                       3,314,898,496
Beginning of period                                                     --
                                                        ------------------
END OF PERIOD                                           $    3,314,898,496
                                                        ==================
SHARE TRANSACTIONS:
Number of shares  sold - Sweep  Class                        9,120,438,198
Number of shares  sold - Premier  Class                                --
Number of shares  reinvested  - Sweep  Class                    18,381,876
Number  of shares  reinvested  - Premier  Class                         --
Number  of  shares  redeemed  - Sweep  Class                (5,823,920,286)
Number of shares redeemed - Premier Class                               --
                                                        ------------------
NET INCREASE IN SHARES OUTSTANDING                           3,314,899,788
                                                        ==================

*    Commencement of investment operations.

   The accompanying notes are an integral part of these financial statements.

AR-38 |  Annual Report

-----------------------------------------------------------------
                                    California        New York
 Government         Municipal        Municipal       Municipal
Money Market      Money Market         Money           Money
    Fund              Fund          Market Fund     Market Fund
--------------   --------------   --------------   --------------
$      991,326   $    1,141,510        1,194,905   $      276,600
            26               --               --               --
--------------   --------------   --------------   --------------
       991,352        1,141,510        1,194,905          276,600
--------------   --------------   --------------   --------------

      (991,326)      (1,132,412)      (1,194,905)        (276,600)

            --           (9,098)              --               --
--------------   --------------   --------------   --------------
      (991,326)      (1,141,510)      (1,194,905)        (276,600)
--------------   --------------   --------------   --------------

   562,968,913      933,065,115      919,205,452      236,290,886
            --        6,554,257               --               --

       991,326        1,132,412        1,194,905          276,600

            --            9,098               --               --
  (184,422,080)    (337,012,532)    (402,045,013)    (104,112,085)
--------------   --------------   --------------   --------------
            --       (4,084,527)              --               --
--------------   --------------   --------------   --------------

   379,538,159      599,663,823      518,355,344      132,455,401
--------------   --------------   --------------   --------------
   379,538,185      599,663,823      518,355,344      132,455,401
            --               --               --               --
--------------   --------------   --------------   --------------
$  379,538,185   $  599,663,823   $  518,355,344   $  132,455,401
==============   ==============   ==============   ==============

   562,968,907      933,065,113      919,205,452      236,290,888
            --        6,554,257               --               --
       991,332        1,132,414        1,194,905          276,598
            --            9,098               --               --
  (184,422,080)    (337,012,532)    (402,045,013)    (104,112,085)
            --       (4,084,527)              --               --
--------------   --------------   --------------   --------------
   379,538,159      599,663,823      518,355,344      132,455,401
==============   ==============   ==============   ==============

                                                          Annual Report  | AR-39

 Financial Highlights
 For the period October 7, 2002/(1)/ through September 30, 2003
--------------------------------------------------------------------------------

                                                                            Government
                                                       Money Market        Money Market
                                                           Fund                Fund
                                                       ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $       1.00        $       1.00
                                                       ------------        ------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.003               0.003
   Net realized gain (loss) on investment
    transactions                                                 --/(2)/             --/(2)/
                                                       ------------        ------------
      TOTAL INCOME FROM INVESTMENT OPERATIONS                 0.003               0.003

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                  (0.003)             (0.003)
                                                       ------------        ------------
NET ASSET VALUE, END OF PERIOD                         $       1.00        $       1.00
                                                       ============        ============
TOTAL RETURN:                                                  0.33%/(4)/          0.27%/(4)/
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (OOOs omitted)            $  3,314,898        $    379,538
   Ratio of expenses, net waiver and/or
    reimbursement,  to average  net assets                     1.04%/(6)/          1.05%/(6)/
   Ratio of  expenses,  before  waiver and/or
    reimbursement, to average net assets                       1.16%/(6)/          1.14%/(6)/
   Ratio of net investment income, before  waiver
    and/or  reimbursement,  to average net assets              0.33%/(6)/          0.28%/(6)/
   Ratio of net investment income (loss), net waiver
    and/or  reimbursement,  to average net assets              0.21%/(6)/          0.19%/(6)/

<F1>
(1)  Commencement of investment operations.
<F2>
(2) The realized gain (loss) on sale of securities and capital contribution is not shown because it is less than $0.001.
<F3>
(3) Commencement of investment operations for this class of shares is April 1, 2003.
<F4>
(4) For the period October 7, 2002 (commencement of operations) through September 30, 2003 and not indicative of a full year's operation results.
<F5>
(5) For the period April 1, 2003 (commencement of operations) through September 30, 2003 and not indicative of a full year's operation results.
<F6>
(6)  Annualized.

   The accompanying notes are an integral part of these financial statements.

AR-40 |  Annual Report

-----------------------------------------------------------------------
  Municipal           Municipal          California          New York
Money Market        Money Market          Municipal          Municipal
 Fund Sweep         Fund Premier            Money              Money
   Class              Class/3/           Market Fund        Market Fund
------------        ------------         -----------        -----------
$       1.00        $       1.00         $      1.00        $      1.00
------------        ------------         -----------        -----------
       0.002               0.003               0.003              0.003

          --                  --                  --                 --
------------        ------------         -----------        -----------
       0.002               0.003               0.003              0.003


      (0.002)             (0.003)             (0.003)            (0.003)
------------        ------------         -----------        -----------
$       1.00        $       1.00         $      1.00        $      1.00
============        ============         ===========        ===========
        0.24%/(4)/          0.32%/(5)/          0.27%/(4)/         0.25%/(4)/

$    597,185        $      2,479         $   518,335        $   132,455

        0.92%/(6)/          0.42%/(6)/          0.84%/(6)/         0.88%/(6)/

        1.10%/(6)/          1.38%/(6)/          1.10%/(6)/         1.22%/(6)/

        0.23%/(6)/          0.64%/(6)/          0.26%/(6)/         0.24%/(6)/

        0.05%/(6)/         (0.32)%/(6)/         0.00%/(6)/        (0.10)%/(6)/

                                                           Annual Report | AR-41

Notes to Financial Statements
September 30, 2003

1. Organization

E*TRADE Funds ("Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. The Trust consists of 10 operating series: E*TRADE Bond Fund, E*TRADE California Municipal Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE International Index Fund, E*TRADE Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE New York Municipal Money Market Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund, and E*TRADE Technology Index Fund. These financial statements are for the Sweep Class of shares of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund, and for the Sweep and Premier Classes of Shares of the E*TRADE Municipal Money Market Fund (each a "Fund" and collectively the "Funds"). The Sweep Class of Shares of each Fund commenced operations on October 7, 2002. The Premier Class of Shares of E*TRADE Municipal Money Market Fund commenced operations on April 1, 2003. The Premier Class of Shares of E*TRADE Money Market Fund commenced operations on November 10, 2003. The Institutional Class of Shares of E*TRADE Money Market Fund has not yet commenced operations.

The E*TRADE Money Market Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments. The E*TRADE Government Money Market Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements, backed by such obligations. The E*TRADE Municipal Money Market Fund's investment objective is to provide investors with a high level of income that is exempt from federal income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities. The E*TRADE California Municipal Money Market Fund's investment objective is to provide a high level of income that is exempt from federal and California State income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities issued by the State of California, its agencies and instrumentalities and issuers exempt from federal income taxes and State of California income taxes. The E*TRADE New York Municipal Money Market Fund's investment objective is to provide a high level of income that is exempt from federal and New York State income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high quality, short-term municipal securities issued by the State of New York, its agencies and

AR-42 | Annual Report
instrumentalities and issuers exempt from federal income taxes and State of New York income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Principles of Accounting

The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuation

Each Fund values its portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Funds' Board of Trustees ("Board") believes this valuation method accurately reflects fair value.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Investment income and common expenses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis, or in the case of expenses attributable to all Funds in the Trust, are allocated to each Fund based on the relative net assets of that Fund.

Allocation of Operating Expenses

Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 3). All other expenses are charged to each Fund as incurred on specific identification basis.

                                                           Annual Report | AR-43

Distributions to Shareholders

Dividends and distributions to shareholders from net investment income of each Fund are declared daily and paid monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the respective Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, and excise tax regulations. Permanent book and tax basis differences relating to shareholder dividends or distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Substantially all taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of dividends or distributions paid during the period ended September 30, 2003 was as follows:

                                                           Municipal      California     New York
                                            Government       Money         Municipal       Money
                           Money Market    Money Market   Money Market   Money Market     Market
                               Fund            Fund          Fund           Fund          Fund
                           -------------   ------------   ------------   ------------   -----------
Distributions paid from:
Ordinary income            $  18,381,876   $    991,326   $         --   $         --   $        --
Tax-exempt income          $          --   $         --      1,141,510      1,194,905       276,600
                           -------------   ------------   ------------   ------------   -----------
                           $  18,381,876   $    991,326   $  1,141,510   $  1,194,905   $   276,600
                           -------------   ------------   ------------   ------------   -----------

Federal Income Taxes

Each Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. Each Fund has elected and intends to qualify annually as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, each Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal

AR-44 | Annual Report
income taxes is required. For the year ended September 30, 2003, the E*TRADE Money Market Fund has elected to defer $1,292 of capital losses attributable to post-October losses.

3. Agreements and Other Transactions with Affiliates

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., serves as the investment adviser for each of the Funds pursuant to an Investment Advisory Agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of each Fund. For its service as investment adviser, ETAM is paid by each Fund an annual rate of 0.12% of that Fund's average daily net assets. E*TRADE Group, Inc. changed its name to E*TRADE FINANCIAL Corporation as a result of a parent-subsidiary merger (the "Merger") pursuant to Delaware General Corporation Law, effective October 1, 2003. ETAM has advised the Funds that the Merger was effected solely for the purpose of the aforementioned name change and that this transaction did not result in a change in the control or management of E*TRADE Group, Inc., ETAM or E*TRADE Securities.

ETAM also provides administrative services to the Funds pursuant to an Administrative Services Agreement ("Administrative Agreement") with the Trust on behalf of the Funds. Services provided by ETAM, acting as administrator, include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing or supervising the preparation of periodic reports to each Fund's shareholders; supervising regulatory compliance matters; including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Funds; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing each Fund's service providers and the expenditures made by each Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administrative Agreement. Each Fund pays ETAM an administrative services fee equal to 0.15% of that Fund's average daily net assets.

ETAM and E*TRADE Securities LLC, ("E*TRADE Securities") the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL Corporation, both provide shareholder servicing to each Fund under a Shareholder Servicing Agreement. As shareholder servicing agents, ETAM and E*TRADE Securities may provide the following services to shareholders or investors investing in shares of each Fund: support of telephone services in connection with each Fund; delivery of current prospectuses, reports, notices, proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust

                                                           Annual Report | AR-45
and each Fund (including answering questions regarding shareholders' interests in a Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. Each Fund pays ETAM a shareholder servicing fee equal to 0.25% of that Fund's average daily net assets in its Sweep Class, and, for the E*TRADE Municipal Money Market Fund, 0.20% of the respective average daily net assets in its Premier Class. From that fee ETAM provides compensation to E*TRADE Securities that may be equal to the maximum shareholder servicing fee received by ETAM for each fund.

Pursuant to the Third Amended and Restated Underwriting Agreement ("Distribution Agreement"), E*TRADE Securities serves as principal underwriter for the Funds. Each Fund has adopted a distribution plan pursuant to Rule 12b-l under the 1940 Act ("Plan") with respect to the Sweep Class of Shares. The Plan permits the use of the assets of each Fund's Sweep Class of Shares to help finance the distribution of the Sweep Class of Shares of that Fund. Under the Plan, each Fund is permitted to pay to various services providers, including in particular, E*TRADE Securities, an annual distribution fee of up to 0.75% of the average daily net assets of the Sweep Class of Shares of that Fund as payment for services rendered in connection with the distribution and marketing of the Sweep Class of Shares of the Fund. However, under the prior version of the Distribution Agreement, payments to E*TRADE Securities for activities pursuant to the Plan were limited through August 21, 2003 to an annual rate equal to 0.60% of the average daily net assets of the E*TRADE Money Market Fund, and 0.50% of the average daily net assets of the E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund, respectively. As of August 21, 2003, E*TRADE Securities voluntarily agreed to further reduce through the current Distribution Agreement the rate of payments it receives from the Funds under the Distribution Agreement with respect to the Plan. Accordingly, payments to E*TRADE Securities for activities it provides pursuant to the Plan have been limited through at least December 31, 2004, to an annual rate equal to the amounts set forth below:

                                                                % of Average
                                                                  Daily Net
                                                                   Assets
                                                                -------------
E*TRADE Money Market Fund                                                0.50%
E*TRADE Government Money Market Fund                                     0.45
E*TRADE Municipal Money Market Fund                                      0.40
E*TRADE California Municipal Money Market Fund                           0.40
E*TRADE New York Municipal Money Market Fund                             0.40

E*TRADE Securities is not compensated for its distribution services with respect to the Premier Class of Shares of the E*TRADE Municipal Money Market Fund.

AR-46 | Annual Report

ETAM makes additional payments to E*TRADE Securities and other affiliates of E*TRADE Securities from ETAM's own resources and profits in order to compensate those entities (i) for E*TRADE Securities' use of the Sweep class of shares as one of the sweep options for E*TRADE Securities' retail brokerage customers; and
(ii) for certain goods and services provided to ETAM by E*TRADE Securities and its affiliates, which ETAM believes help to facilitate its ability to provide certain services to the Funds.

In the interest of limiting expenses of each Class of Shares, ETAM has entered into an Expense Limitation Agreement with the Funds through at least December 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of each Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Fund's business) are limited to the percentages as shown below:

                                                                % of Average
                                                                  Daily Net
                                                                   Assets
                                                                -------------
E*TRADE Money Market Fund - Sweep Class                                  1.05%
E*TRADE Government Money Market Fund - Sweep Class                       1.05
E*TRADE Municipal Money Market Fund - Sweep Class                        0.94
E*TRADE Municipal Money Market Fund - Premier Class                      0.45
E*TRADE California Municipal Money Market Fund - Sweep Class             0.85
E*TRADE New York Municipal Money Market Fund - Sweep Class               0.90

ETAM voluntarily waived additional fees during the year in order to maintain the yields of the E*TRADE Government Fund, E*TRADE Municipal Money Market Fund - Sweep Class, E*TRADE Municipal Money Market Fund - Premier Class, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund at 0.05% in the amounts of $7,575, $88,000, $456, $44,120 and
$23,980, respectively, net of reimbursements to ETAM, as described below.

The Funds may at a later date reimburse ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Funds have reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits stated above. Consequently, no reimbursement by any Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Funds in accordance with the Expense Limitation Agreement during any of the

                                                           Annual Report | AR-47
previous three fiscal years, less any reimbursement that the Funds have previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Funds. The amount eligible for reimbursement attributable to each fund at September 30, 2003 is as follows:

                                                                   Amount
                                                               --------------
E*TRADE Money Market Fund - Sweep Class                        $    6,401,516
E*TRADE Government Money Market Fund - Sweep Class                    335,655
E*TRADE Municipal Money Market Fund - Sweep Class                     894,547
E*TRADE Municipal Money Market Fund - Premier Class                    13,585
E*TRADE California Municipal Money Market Fund - Sweep Class        1,163,344
E*TRADE New York Municipal Money Market Fund - Sweep Class            392,582

ETAM reimbursed $246,063 to the E*TRADE Money Market Fund during the period ended September 30, 2003 to offset losses incurred by the Fund when assets were sold to meet a large redemption request.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Funds. The Bank of New York provides fund accounting, custodial and certain fund services for the Funds.

Included in the Statement of Operations under the caption "custodian fee" are expense offsets of $4,705.64, $3,805.28 and $30.02 arising from credits on cash balances maintained on deposit for the Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, respectively.

4. Repurchase Agreements

The Funds may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. Each Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Funds' custodian, or another custodian for purposes of repurchase agreement transactions only, has custody of, and holds in a segregated account securities acquired as collateral by a Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

5. Subsequent Event (unaudited)

On or about November 10, 2003, a new and separate "Premier" Class of shares of the E*TRADE Money Market Fund is expected to commence operations.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www. etrade. com) or by calling our toll-free number at (800) 786-2575.

AR-48 | Annual Report

Trustees and Officers

The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust consists of ten series that have commenced operations and one series that has not commenced operations.

                             Non-Interested Trustees

--------------------------------------------------------------------------------
                        Term of
Name, Address,          Officer/(1)/   Principal              Other
Age and Position        and Length of  Occupation(s) During   Directorships/(3)/
Held with Trust         Time Served    the Past Five Years    Held
----------------------  -------------  ---------------------  ------------------

Steven Grenadier        Since          Mr. Grenadier is a     None
4500 Bohannon           February 1999  Professor of Finance
Drive Menlo Park,                      at the Graduate
CA 94025                               School of Business at
Age: 38                                Stanford University,
Trustee                                where he has been
                                       employed as a
                                       professor since 1992.

Ashley T. Rabun         Since          Ms. Rabun is the       Professionally
4500 Bohannon           February 1999  Founder and Chief      Managed
Drive Menlo Park,                      Executive Officer of   Portfolios, a
CA 94025                               Investor Reach, which  multi-series trust
Age: 50                                is a consulting firm   of US Bancorp
Trustee                                specializing in
                                       marketing and
                                       distribution
                                       strategies for
                                       financial services
                                       companies formed in
                                       October 1996.

George J. Rebhan        Since          Mr. Rebhan retired in  Advisors Series
4500 Bohannon           February 1999  December 1993, and     Trust
Drive, Menlo Park,                     prior to that he was
CA 94025                               President of Hotchkis
Age: 68                                and Wiley Funds
Trustee                                (investment company)
                                       from 1985 to 1993.

                                                           Annual Report | AR-49

                               Interested Trustees

--------------------------------------------------------------------------------
                        Term of
Name, Address,          Officer/(1)/   Principal              Other
Age and Position        and Length of  Occupation(s) During   Directorships/(3)/
Held with Trust         Time Served    the Past Five Years    Held
----------------------  -------------  ---------------------  ------------------

Shelly J.Meyers/(2)/    Since          Ms. Meyers is the      Meyers
4500 Bohannon           February 1999  Manager, Chief         Capital
Drive Menlo Park,                      Executive Officer,     Management
CA 94025                               and founder of Meyers  LLC
Age: 43                                Capital Management, a
Trustee                                registered investment
                                       adviser formed in
                                       January 1996. She has
                                       also managed the
                                       Meyers Citizens Value
                                       Fund since 2001 (and
                                       its predecessor since
                                       June 1996).

Mitchell H.Caplan/(2)/  Since          Mr. Caplan is Chief    E*TRADE
4500 Bohannon           February 2002  Executive Officer of   FINANCIAL
Drive Menlo Park,                      E*TRADE FINANCIAL      Corporation
CA 94025                               Corporation (formerly
Age: 46                                E*TRADE Group, Inc.).
Trustee                                Prior to this
                                       position, Mr. Caplan
                                       served as President,
                                       Chief Operating
                                       Officer, Chief
                                       Financial Products
                                       Officer and Managing
                                       Director of North
                                       America for E*TRADE
                                       Financial
                                       Corporation. He also
                                       is Chairman of the
                                       Board and Chief
                                       Executive Officer of
                                       E*TRADE Financial
                                       Corporation and
                                       E*TRADE Bank and a
                                       President and
                                       Director of ETAM and
                                       E*TRADE Global Asset
                                       Management, Inc. He
                                       previously served as
                                       Vice Chairman of the
                                       Board of Directors,
                                       President and Chief
                                       Executive Officer of
                                       Telebanc Financial
                                       Corporation and
                                       Telebank (renamed
                                       E*TRADE Bank) from
                                       1993-2000.

AR-50 |  Annual Report

                                    Officers

--------------------------------------------------------------------------------
                        Term of
Name, Address,          Officer/(1)/   Principal              Other
Age and Position        and Length of  Occupation(s) During   Directorships/(3)/
Held with Trust         Time Served    the Past Five Years    Held
----------------------  -------------  ---------------------  ------------------

Liat Rorer              Since          Ms. Rorer is Vice      N/A
4500 Bohannon           May 2001       President of ETAM.
Drive Menlo Park,                      She is also a
CA 94025                               Business Leader of
Age: 43                                E*TRADE Global Asset
President                              Management, Inc.
                                       Prior to that she was
                                       a Business Leader of
                                       E*TRADE Securities
                                       LLC which she joined
                                       in 1999. Prior to
                                       that Ms. Rorer worked
                                       as a senior
                                       consultant for the
                                       Spectrem Group,
                                       (financial services
                                       consulting firm)
                                       beginning in 1998.
                                       From 1996 to 1998,
                                       she was a Vice
                                       President for Charles
                                       Schwab's Retirement
                                       Plan Services.

Elizabeth Gottfried     Since          Ms. Gottfried is Vice  N/A
4500 Bohannon           November 2000  President of ETAM.
Drive Menlo Park,                      She is also a
CA 94025                               Business Manager of
Age: 43                                E*TRADE Global Asset
Vice President and                     Management, Inc. Ms.
Treasurer                              Gottfried joined
                                       E*TRADE in September
                                       2000. Prior to that,
                                       she worked at Wells
                                       Fargo Bank from 1984
                                       to 2000 and managed
                                       various areas of
                                       Wells Fargo's mutual
                                       fund group.

                                                           Annual Report | AR-51

                        Term of
Name, Address,          Officer/(1)/   Principal              Other
Age and Position        and Length of  Occupation(s) During   Directorships/(3)/
Held with Trust         Time Served    the Past Five Years    Held
----------------------  -------------  ---------------------  ------------------
Russell S. Elmer        Since          Mr. Elmer is General   N/A
4500 Bohannon           September      Counsel and Corporate
Drive Menlo Park,       2003           Secretary of E*TRADE
CA 94025                               FINANCIAL
Age: 39                                Corporation. Mr.
Secretary                              Elmer also serves as
                                       Secretary to
                                       ETAM, E*TRADE Global
                                       Asset Management,
                                       Inc., and E*TRADE
                                       Advisory Services,
                                       Inc. Mr. Elmer joined
                                       E*TRADE in 2000. From
                                       September 1990 to
                                       June 2000, he was a
                                       partner at Gray,
                                       Cary, Ware &
                                       Friedenrich (law
                                       firm).

(1) Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.
(2)  Ms. Meyers may be considered an "interested" person (as defined by the 1940
     Act) of the Trust because she was an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each Fund. Mr. Caplan is an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.
(3) Directorships include public companies and any company registered as an investment company.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

AR-52 |  Annual Report

Independent Auditors' Report

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund (the "Funds") (five of the ten operating series of the E*TRADE Funds) as of September 30, 2003, and the related statements of operations, changes in net assets and financial highlights for the period from October 7, 2002 (commencement of investment operations) to September 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund as of September 30, 2003, the results of their operations, the changes in their net assets and the financial highlights for the period from October 7, 2002 (commencement of investment operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.


 Deloitte - Touche LLP
----------------------------------------
/s/ Deloitte & Touche LLP

Los Angeles, California
November 21, 2003

                                                           Annual Report | AR-53

                                                                  --------------
                        E*TRADE                                      Prsrt Std
                        FINANCIAL/(R)/                             U.S. Postage
                        E*TRADE Securities LLC                         PAID
                        PO Box 989030                             Claysburg, PA
                        West Sacramento, CA 95798-9904             Permit No. 6
                                                                  --------------

Item 2. Code of Ethics.

E*TRADE Funds ("Funds" or "Registrant") has adopted a code of ethics that applies to the Registrant's President and Treasurer, and has been included with the Registrant's Form N-CSR filed with the Securities and Exchange Commission on May 23, 2003. No waivers or amendments have been granted or approved during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees ("Board") has determined that each of the three members of the Registrant's Audit Committee qualifies as an Audit Committee Financial Expert ("ACFE"). Ms. Ashley T. Rabun and Mr. George J. Rebhan are each Independent Trustees. Mr. Steven Grenadier, also an Independent Trustee, was determined by the Board to have acquired the attributes of an ACFE through his position as Professor of Finance at the Graduate School of Business at Stanford University, where he has served since 1992.

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.
Not applicable at this time.

Item 5. Audit Committee of Listed Registrants
Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on their evaluation on November 19, 2003 the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

(b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

Item 10. Exhibits.

(a) Code of Ethics - Incorporated by reference to the Registrant's Form N-CSR filed on May 23, 2003.

(b) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               E*TRADE Funds
            ----------------------------------------------------
By (Signature and Title)*    /s/ Liat Rorer
                         ---------------------------------------
                                 Liat Rorer, President

Date  November 19, 2003
    ------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Liat Rorer
                         ---------------------------------------
                                 Liat Rorer, President
Date  November 19, 2003
    ------------------------------------------------------------
By (Signature and Title)*   /s/  Elizabeth Gottfried
                         ---------------------------------------
                                 Elizabeth Gottfried, Treasurer

Date  November 19, 2003
    ------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.